UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments.

GOLDMAN SACHS BALANCED FUND
Schedule of Investments
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 57.4%
Aerospace & Defense — 1.8%
1,000	General Dynamics Corp.	$68,140
17,400	Honeywell International, Inc.	923,940
1,100	Raytheon Co.	49,203
6,700	The Boeing Co.	472,149
8,400	United Technologies Corp.	695,856

		2,209,288

Air Freight & Logistics — 0.5%
8,600	United Parcel Service, Inc. Class B	595,292

Airlines — 0.2%
3,300	Copa Holdings SA Class A	216,513

Auto Components — 0.2%
5,300	Johnson Controls, Inc.	195,835

Automobiles* — 0.3%
33,000	Ford Motor Co.	402,930

Beverages — 1.7%
6,400	PepsiCo, Inc.	409,856
25,000	The Coca-Cola Co.	1,700,250

		2,110,106

Biotechnology* — 0.3%
1,500	Amgen, Inc.	82,050
400	Biogen Idec, Inc.	40,748
1,500	Celgene Corp.	88,950
2,500	Gilead Sciences, Inc.	105,900

		317,648

Building Products — 0.1%
14,000	Masco Corp.	147,700

Capital Markets — 0.6%
1,800	Bank of New York Mellon Corp.	45,198
1,600	BlackRock, Inc.	285,536
700	Greenhill & Co., Inc.	30,828
3,700	State Street Corp.	153,439
2,700	T. Rowe Price Group, Inc.	153,360
2,100	Waddell & Reed Financial, Inc. Class A	77,070

		745,431

Chemicals — 0.6%
900	Air Products & Chemicals, Inc.	79,857
300	CF Industries Holdings, Inc.	46,596
3,239	Monsanto Co.	238,002
300	PPG Industries, Inc.	25,260
10,500	The Dow Chemical Co.	366,135

		755,850

Commercial Banks — 1.8%
1,600	Bank of Hawaii Corp.	71,696
3,980	BB&T Corp.	102,206
5,500	Fifth Third Bancorp	69,575

Shares	Description	Value
Common Stocks — (continued)
Commercial Banks — (continued)
400	M&T Bank Corp.	$34,496
2,900	PNC Financial Services Group, Inc.	157,441
2,700	SunTrust Banks, Inc.	66,123
8,200	U.S. Bancorp	213,692
18,564	Valley National Bancorp	244,117
44,800	Wells Fargo & Co.	1,251,712

		2,211,058

Commercial Services & Supplies — 0.7%
19,900	Pitney Bowes, Inc.	428,845
19,700	R.R. Donnelley & Sons Co.	370,557

		799,402

Communications Equipment — 0.9%
2,200	Juniper Networks, Inc.*	51,458
20,200	QUALCOMM, Inc.	1,106,556

		1,158,014

Computers & Peripherals — 2.9%
7,200	Apple, Inc.*	2,811,456
2,600	Dell, Inc.*	42,224
7,600	Diebold, Inc.	229,824
10,200	Hewlett-Packard Co.	358,632
6,100	Seagate Technology PLC	84,729

		3,526,865

Consumer Finance — 0.4%
1,000	American Express Co.	50,040
8,500	Capital One Financial Corp.	406,300
2,100	Discover Financial Services	53,781

		510,121

Distributors — 0.1%
1,900	Genuine Parts Co.	101,004

Diversified Consumer Services — 0.0%
3,200	H&R Block, Inc.	47,872

Diversified Financial Services — 2.2%
55,500	Bank of America Corp.	538,905
13,131	Citigroup, Inc.	503,443
600	CME Group, Inc.	173,514
32,700	JPMorgan Chase & Co.	1,322,715
2,800	NYSE Euronext	93,688

		2,632,265

Diversified Telecommunication Services — 1.4%
22,750	AT&T, Inc.	665,665
4,500	CenturyLink, Inc.	166,995
11,700	Frontier Communications Corp.	87,633
21,000	Verizon Communications, Inc.	741,090
5,000	Windstream Corp.	61,050

		1,722,433

Electric Utilities — 1.3%
800	American Electric Power Co., Inc.	29,488
18,100	Duke Energy Corp.	336,660
1,700	Entergy Corp.	113,560
8,900	Exelon Corp.	392,223

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Electric Utilities — (continued)
2,400	FirstEnergy Corp.	$107,160
4,100	NextEra Energy, Inc.	226,525
3,500	PPL Corp.	97,650
5,700	Progress Energy, Inc.	266,418

		1,569,684

Electrical Equipment — 0.1%
2,200	Emerson Electric Co.	107,998

Electronic Equipment, Instruments & Components — 0.6%
6,800	Corning, Inc.	108,188
3,600	Jabil Circuit, Inc.	65,916
13,300	Molex, Inc.	312,284
11,000	Molex, Inc. Class A	217,250

		703,638

Energy Equipment & Services — 1.2%
2,700	Baker Hughes, Inc.	208,926
700	Cameron International Corp.*	39,158
2,300	Halliburton Co.	125,879
2,900	National-Oilwell Varco, Inc.	233,653
800	Oceaneering International, Inc.	34,560
9,600	Schlumberger Ltd.	867,552

		1,509,728

Food & Staples Retailing — 0.7%
4,700	CVS Caremark Corp.	170,845
1,300	Safeway, Inc.	26,221
6,400	SUPERVALU, Inc.(a)	55,040
4,800	Sysco Corp.	146,832
3,481	Wal-Mart Stores, Inc.	183,484
6,200	Walgreen Co.	242,048

		824,470

Food Products — 1.0%
9,300	ConAgra Foods, Inc.	238,173
10,300	H.J. Heinz Co.	542,192
10,400	Kraft Foods, Inc. Class A	357,552
2,600	Sara Lee Corp.	49,686

		1,187,603

Gas Utilities — 0.2%
2,700	ONEOK, Inc.	196,533

Health Care Equipment & Supplies — 0.5%
600	Baxter International, Inc.	34,902
6,500	Boston Scientific Corp.*	46,540
500	Covidien PLC	25,395
200	Intuitive Surgical, Inc.*	80,110
9,500	Medtronic, Inc.	342,475
2,000	St. Jude Medical, Inc.	93,000
600	Stryker Corp.	32,604

		655,026

Health Care Providers & Services — 1.3%
2,200	Aetna, Inc.	91,278
9,200	Cardinal Health, Inc.	402,592
600	McKesson Corp.	48,672
19,000	UnitedHealth Group, Inc.	942,970
2,100	WellPoint, Inc.	141,855

		1,627,367

Shares	Description	Value
Common Stocks — (continued)
Hotels, Restaurants & Leisure — 0.7%
1,500	Carnival Corp.	$49,950
7,000	McDonald’s Corp.	605,360
900	Starbucks Corp.	36,081
1,000	Wyndham Worldwide Corp.	34,590
1,000	Wynn Resorts Ltd.	153,680

		879,661

Household Durables — 0.5%
6,300	Garmin Ltd.*(a)	205,569
17,800	Leggett & Platt, Inc.	386,260

		591,829

Household Products — 1.5%
1,200	Colgate-Palmolive Co.	101,256
7,200	Kimberly-Clark Corp.	470,592
20,200	The Procter & Gamble Co.	1,242,098

		1,813,946

Independent Power Producers & Energy Traders — 0.2%
2,600	Constellation Energy Group, Inc.	100,958
3,000	NRG Energy, Inc.*	73,560
6,200	The AES Corp.*	76,322

		250,840

Industrial Conglomerates — 1.3%
4,000	3M Co.	348,560
68,900	General Electric Co.	1,233,999
700	Tyco International Ltd.	31,003

		1,613,562

Insurance — 2.1%
1,100	ACE Ltd.	73,678
1,700	Aflac, Inc.	78,302
900	Arthur J. Gallagher & Co.	25,308
4,300	Berkshire Hathaway, Inc. Class B*	318,931
19,200	Cincinnati Financial Corp.	524,736
3,600	Fidelity National Financial, Inc. Class A	58,680
3,800	Lincoln National Corp.	100,700
4,800	Mercury General Corp.	178,272
9,300	MetLife, Inc.	383,253
18,300	Old Republic International Corp.	191,052
12,700	Principal Financial Group, Inc.	350,901
1,800	Prudential Financial, Inc.	105,624
2,700	The Allstate Corp.	74,844
2,300	The Travelers Cos., Inc.	126,799

		2,591,080

Internet & Catalog Retail* — 0.5%
2,300	Amazon.com, Inc.	511,796
200	Netflix, Inc.	53,198
200	Priceline.com, Inc.	107,530

		672,524

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Internet Software & Services* — 0.6%
1	AOL, Inc.	$17
4,200	eBay, Inc.	137,550
800	Google, Inc. Class A	482,952
6,900	Yahoo!, Inc.	90,390

		710,909

IT Services — 2.0%
6,500	Automatic Data Processing, Inc.	334,685
6,900	International Business Machines Corp.	1,254,765
100	MasterCard, Inc. Class A	30,325
25,600	Paychex, Inc.	722,688
1,500	Visa, Inc. Class A	128,310

		2,470,773

Leisure Equipment & Products — 0.2%
7,400	Mattel, Inc.	197,284

Machinery — 1.4%
7,500	Caterpillar, Inc.	740,925
2,800	Cummins, Inc.	293,664
1,400	Deere & Co.	109,914
11,700	Illinois Tool Works, Inc.	582,660

		1,727,163

Media — 2.3%
2,700	CBS Corp. Class B	73,899
27,500	Comcast Corp. Class A	660,550
9,600	Comcast Corp. Special Class A	224,064
4,200	News Corp. Class A	67,284
18,100	News Corp. Class B	298,650
13,200	Regal Entertainment Group Class A(a)	168,828
4,500	The McGraw-Hill Cos., Inc.	187,200
16,100	The Walt Disney Co.	621,782
4,400	Thomson Reuters Corp.	151,492
2,700	Time Warner Cable, Inc.	197,937
5,401	Time Warner, Inc.	189,899

		2,841,585

Metals & Mining — 1.1%
15,800	Freeport-McMoRan Copper & Gold, Inc.	836,768
500	Newmont Mining Corp.	27,805
5,900	Nucor Corp.	229,451
2,300	Royal Gold, Inc.	147,430
2,140	Southern Copper Corp.	73,102

		1,314,556

Multi-Utilities — 0.4%
1,600	CenterPoint Energy, Inc.	31,328
5,700	Dominion Resources, Inc.	276,165
5,000	Public Service Enterprise Group, Inc.	163,750

		471,243

Shares	Description	Value
Common Stocks — (continued)
Multiline Retail — 0.3%
11,600	J.C. Penney Co., Inc.	$356,816
1,200	Macy’s, Inc.	34,644

		391,460

Office Electronics — 0.3%
33,800	Xerox Corp.	315,354

Oil, Gas & Consumable Fuels — 6.3%
2,700	Anadarko Petroleum Corp.	222,912
800	Apache Corp.	98,976
1,800	Arch Coal, Inc.	46,080
9,600	Chesapeake Energy Corp.	329,760
5,214	Chevron Corp.	542,360
18,400	ConocoPhillips	1,324,616
1,300	CONSOL Energy, Inc.	69,680
700	Devon Energy Corp.	55,090
700	EOG Resources, Inc.	71,400
35,903	Exxon Mobil Corp.	2,864,700
600	Hess Corp.	41,136
7,900	Marathon Oil Corp.	244,663
3,950	Marathon Petroleum Corp.*	172,971
400	Murphy Oil Corp.	25,688
7,800	Occidental Petroleum Corp.	765,804
500	Peabody Energy Corp.	28,735
13,800	Spectra Energy Corp.	372,876
14,200	The Williams Cos., Inc.	450,140

		7,727,587

Paper & Forest Products — 0.2%
7,400	International Paper Co.	219,780
1,500	MeadWestvaco Corp.	46,710

		266,490

Pharmaceuticals — 4.1%
14,100	Abbott Laboratories	723,612
23,700	Bristol-Myers Squibb Co.	679,242
19,100	Johnson & Johnson	1,237,489
27,800	Merck & Co., Inc.	948,814
73,800	Pfizer, Inc.	1,419,912

		5,009,069

Real Estate Investment Trusts — 0.9%
12,500	Host Hotels & Resorts, Inc.	198,125
2,200	Kimco Realty Corp.	41,866
1,249	ProLogis, Inc.	44,502
3,700	Simon Property Group, Inc.	445,887
3,300	SL Green Realty Corp.	270,666
2,700	The Macerich Co.	143,451
1	Vornado Realty Trust	93

		1,144,590

Real Estate Management & Development* — 0.0%
1,500	CB Richard Ellis Group, Inc. Class A	32,700

Road & Rail — 0.7%
12,900	CSX Corp.	316,953
5,100	Union Pacific Corp.	522,648

		839,601

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — 2.0%
16,200	Applied Materials, Inc.	$199,584
31,100	Intel Corp.	694,463
2,700	Intersil Corp. Class A	32,535
7,200	KLA-Tencor Corp.	286,704
1,700	Linear Technology Corp.	49,810
28,700	Maxim Integrated Products, Inc.	658,952
5,000	Microchip Technology, Inc.	168,750
1,000	National Semiconductor Corp.	24,720
11,000	Texas Instruments, Inc.	327,250

		2,442,768

Software — 1.6%
1,100	Adobe Systems, Inc.*	30,492
41,140	Microsoft Corp.	1,127,236
24,600	Oracle Corp.	752,268
700	Salesforce.com, Inc.*	101,297

		2,011,293

Specialty Retail — 1.2%
900	Abercrombie & Fitch Co. Class A	65,808
1,100	Best Buy Co., Inc.	30,360
20,300	Foot Locker, Inc.	441,119
1,300	Limited Brands, Inc.	49,218
15,200	Lowe’s Cos., Inc.	328,016
2,100	Staples, Inc.	33,726
2,800	The Gap, Inc.	54,012
5,500	The Home Depot, Inc.	192,115
2,900	Tiffany & Co.	230,811

		1,425,185

Textiles, Apparel & Luxury Goods — 0.1%
600	NIKE, Inc. Class B	54,090
200	VF Corp.	23,360

		77,450

Thrifts & Mortgage Finance — 0.1%
11,300	Capitol Federal Financial, Inc.	129,272

Tobacco — 0.8%
3,700	Philip Morris International, Inc.	263,329
21,500	Reynolds American, Inc.	756,800

		1,020,129

Wireless Telecommunication Services* — 0.4%
3,100	American Tower Corp. Class A	162,843
2,500	MetroPCS Communications, Inc.	40,700
2,400	NII Holdings, Inc.	101,640
30,900	Sprint Nextel Corp.	130,707

		435,890

TOTAL COMMON STOCKS		$70,203,467

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — 11.0%
Automotive Parts(b) — 0.1%
The Goodyear Tire & Rubber Co.
$81,000	10.500%	05/15/16	$91,024

Banks — 3.8%
Astoria Financial Corp.(b)
150,000	5.750	10/15/12	155,760
Bank of America Corp.
125,000	3.625	03/17/16	125,169
150,000	5.625	07/01/20	155,320
75,000	5.875	01/05/21	78,710
BBVA Bancomer SA(c)
125,000	7.250	04/22/20	133,030
Cie de Financement Foncier(c)
100,000	2.125	04/22/13	101,481
Citigroup Capital XXI(b)(d)
132,000	8.300	12/21/57	135,795
Citigroup, Inc.
150,000	5.000	09/15/14	158,178
25,000	6.125	11/21/17	28,078
50,000	5.375	08/09/20	53,276
DnB NOR Boligkreditt AS(c)
300,000	2.100	10/14/16	301,401
400,000	2.900	03/29/17	412,387
Fifth Third Bancorp
125,000	3.625	01/25/16	127,873
HSBC Bank USA NA
100,000	6.000	08/09/17	111,615
ING Bank NV(c)
200,000	2.375	06/09/14	200,244
200,000	2.500	01/14/16	198,713
JPMorgan Chase & Co.
75,000	6.300	04/23/19	86,344
JPMorgan Chase Capital XXV
75,000	6.800	10/01/37	75,188
Lloyds TSB Bank PLC(c)
100,000	6.500	09/14/20	99,159
Nordea Eiendomskreditt AS(c)
300,000	1.875	04/07/14	306,075
Resona Preferred Global Securities Ltd.(b)(c)(d)
150,000	7.191	07/30/49	154,096
Royal Bank of Scotland PLC(c)
100,000	4.875	08/25/14	104,994
Sparebank 1 Boligkreditt AS(c)
400,000	1.250	10/25/13	401,138
400,000	2.625	05/27/17	406,108
Stadshypotek AB(c)
300,000	1.450	09/30/13	302,335
SunTrust Banks, Inc.(b)
75,000	3.600	04/15/16	76,719
Swedbank Hypotek AB(c)(d)
200,000	0.696	03/28/14	199,938

			4,689,124

Brokerage — 0.3%
Merrill Lynch & Co., Inc.
50,000	6.400	08/28/17	54,940
Morgan Stanley & Co.(b)
200,000	6.625	04/01/18	221,754
100,000	5.625	09/23/19	104,107

			380,801

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Chemicals(b) — 0.2%
The Dow Chemical Co.
$175,000	7.600%	05/15/14	$203,514

Electric(b) — 0.2%
Arizona Public Service Co.
100,000	5.800	06/30/14	111,149
Ipalco Enterprises, Inc.(c)
50,000	5.000	05/01/18	50,187
PPL WEM Holdings PLC(c)
50,000	5.375	05/01/21	53,424
Puget Sound Energy, Inc.(d)
50,000	6.974	06/01/67	51,125

			265,885

Energy — 1.1%
Anadarko Petroleum Corp.(b)
100,000	6.375	09/15/17	117,882
BP Capital Markets PLC
50,000	3.200	03/11/16	52,399
150,000	4.500 (b)	10/01/20	160,046
Dolphin Energy Ltd.(b)(c)
88,360	5.888	06/15/19	95,826
Gaz Capital SA for Gazprom(e)
130,000	9.250	04/23/19	166,725
Newfield Exploration Co.(b)
100,000	7.125	05/15/18	107,000
Nexen, Inc.(b)
30,000	6.400	05/15/37	32,312
75,000	7.500	07/30/39	91,363
Petrobras International Finance Co.(b)
110,000	5.375	01/27/21	117,105
Plains Exploration & Production Co.(b)
100,000	7.625	06/01/18	107,750
Range Resources Corp.(b)
50,000	7.500	10/01/17	53,250
Transocean, Inc.(b)
125,000	6.500	11/15/20	146,350
Weatherford International Ltd.(b)
75,000	9.625	03/01/19	100,584

			1,348,592

Food & Beverage — 0.3%
Anheuser-Busch InBev Worldwide, Inc.(b)
175,000	7.750	01/15/19	228,064
Kraft Foods, Inc.
75,000	6.500	02/09/40	87,075

			315,139

Gaming(b)(c) — 0.1%
CityCenter Holdings LLC/CityCenter Finance Corp.
125,000	7.625	01/15/16	130,312

Health Care — Medical Products(b) — 0.2%
Community Health Systems, Inc.
125,000	8.875	07/15/15	128,750
DJO Finance LLC/DJO Finance Corp.
125,000	10.875	11/15/14	133,906

			262,656

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Life Insurance(b) — 0.6%
MetLife, Inc.
$150,000	4.750%	02/08/21	$157,212
Nationwide Financial Services, Inc.(c)
125,000	5.375	03/25/21	128,932
Prudential Financial, Inc.
175,000	4.500	11/15/20	178,672
Reinsurance Group of America, Inc.(d)
75,000	6.750	12/15/65	72,529
The Northwestern Mutual Life Insurance Co.(c)
125,000	6.063	03/30/40	137,256

			674,601

Media — Cable — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital(b)(c)
250,000	8.000	04/30/12	259,062
50,000	10.875	09/15/14	55,063
Comcast Holdings Corp.
125,000	10.625	07/15/12	136,632
CSC Holdings LLC(b)
125,000	8.500	06/15/15	135,625
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.(b)
125,000	3.500	03/01/16	131,364
Virgin Media Finance PLC(b)
125,000	9.500	08/15/16	140,938

			858,684

Media — Non Cable(b) — 0.2%
NBC Universal, Inc.(c)
75,000	4.375	04/01/21	76,546
News America, Inc.(c)
125,000	6.150	02/15/41	125,553
SGS International, Inc.
15,000	12.000	12/15/13	15,375
XM Satellite Radio, Inc.(c)
50,000	13.000	08/01/14	58,625

			276,099

Metals & Mining(b) — 0.3%
Freeport-McMoRan Copper & Gold, Inc.
125,000	8.375	04/01/17	135,937
Steel Dynamics, Inc.
100,000	7.750	04/15/16	106,000
Teck Resources Ltd.
100,000	10.750	05/15/19	127,250

			369,187

Noncaptive — Financial(b) — 0.3%
Capital One Capital III
75,000	7.686	08/15/36	76,500
Discover Financial Services
50,000	10.250	07/15/19	65,713
GE Capital Trust I(d)
74,000	6.375	11/15/67	75,850
SLM Corp.
75,000	6.250	01/25/16	78,540

			296,603

Packaging(b)(c) — 0.0%
Plastipak Holdings, Inc.
25,000	8.500	12/15/15	26,000

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Paper(b) — 0.0%
Rock-Tenn Co.
$25,000	5.625%	03/15/13	$25,750

Pipelines — 0.4%
El Paso Natural Gas Co.
75,000	7.500	11/15/26	90,930
Energy Transfer Partners LP(b)
50,000	9.000	04/15/19	62,993
Enterprise Products Operating LLC(b)(d)
100,000	8.375	08/01/66	108,825
Tennessee Gas Pipeline Co.
50,000	7.500	04/01/17	61,373
TransCanada PipeLines Ltd.(b)(d)
100,000	6.350	05/15/67	101,000

			425,121

Property/Casualty Insurance(b) — 0.4%
Endurance Specialty Holdings Ltd.
50,000	6.150	10/15/15	54,139
QBE Insurance Group Ltd.(c)(d)
225,000	5.647	07/01/23	222,379
The Chubb Corp.(d)
100,000	6.375	03/29/67	103,000
Transatlantic Holdings, Inc.
75,000	8.000	11/30/39	82,518

			462,036

Real Estate Investment Trusts(b) — 0.5%
Brandywine Operating Partnership LP
100,000	4.950	04/15/18	103,758
Duke Realty LP
75,000	6.750	03/15/20	85,928
HCP, Inc.
75,000	6.000	01/30/17	83,817
50,000	5.375	02/01/21	53,138
Healthcare Realty Trust, Inc.
100,000	6.500	01/17/17	113,883
ProLogis(e)
75,000	1.875	11/15/37	74,344
Simon Property Group LP
100,000	10.350	04/01/19	141,368

			656,236

Retailers(b) — 0.1%
CVS Caremark Corp.
150,000	5.750	05/15/41	155,737

Schools(b) — 0.1%
Rensselaer Polytechnic Institute
150,000	5.600	09/01/20	162,645

Services Cyclical — Business Services(b) — 0.1%
ACCO Brands Corp.
125,000	10.625	03/15/15	139,375

Services Cyclical — Rental Equipment(b)(c) — 0.2%
Ashtead Capital, Inc.
100,000	9.000	08/15/16	104,500
RSC Equipment Rental/RSC Holdings Inc.
125,000	10.000	07/15/17	141,875

			246,375

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Technology — Hardware(b)(c) — 0.1%
CommScope, Inc.
$75,000	8.250%	01/15/19	$78,188

Telecommunications — Satellites(b)(c) — 0.1%
Intelsat Jackson Holdings SA
125,000	7.250	04/01/19	125,938

Tobacco — 0.1%
Altria Group, Inc.
75,000	9.700	11/10/18	101,159

Wirelines Telecommunications(b) — 0.5%
AT&T, Inc.
200,000	2.950	05/15/16	206,112
Frontier Communications Corp.
125,000	6.250	01/15/13	129,844
Qwest Communications International, Inc.
50,000	8.000	10/01/15	54,437
Qwest Corp.
75,000	8.375	05/01/16	89,803
Telecom Italia Capital
150,000	4.950	09/30/14	151,514
Windstream Corp.
25,000	8.625	08/01/16	26,156

			657,866

TOTAL CORPORATE OBLIGATIONS			$13,424,647

Mortgage-Backed Obligations — 16.0%
Collateralized Mortgage Obligations — 3.9%
Adjustable Rate Non-Agency(d) — 2.0%
Countrywide Alternative Loan Trust Series 2005-31, Class 2A1
$245,818	0.487%	08/25/35	$158,795
Countrywide Alternative Loan Trust Series 2005-38, Class A3
267,370	0.537	09/25/35	168,434
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
20,203	3.057	11/20/34	17,028
JPMorgan Alternative Loan Trust Series 2005-A2, Class 1A1
290,753	0.447	01/25/36	205,379
JPMorgan Mortgage Trust Series 2007-A1, Class 2A2
348,710	3.079	07/25/35	310,532
Merrill Lynch Alternative Note Asset Trust Series 2007-0AR3, Class A1
519,188	0.377	07/25/47	282,372
Structured Adjustable Rate Mortgage Loan Trust Series 2004-06, Class 3A2
260,175	2.540	06/25/34	233,176
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR08, Class 2A1A
278,284	0.477	07/25/45	223,044
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR11, Class A1A
444,485	0.507	08/25/45	356,935
Wells Fargo Alternative Loan Trust Series 2007-PA6, Class A1
582,803	6.047	12/28/37	398,416
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
173,694	2.773	10/25/35	172,059

			2,526,170

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Interest Only(f) — 0.0%
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
	$10,315	5.500%	06/25/33	$702
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
	24,493	5.250	07/25/33	1,542
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(d)(g)
	50,598	0.000	07/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(d)(g)
	64,453	0.000	08/25/33	—
FNMA REMIC Series 2004-47, Class EI(d)(g)
	120,128	0.000	06/25/34	1,541
FNMA REMIC Series 2004-62, Class DI(d)(g)
	62,783	0.000	07/25/33	573
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(d)
	66,347	0.123	08/25/33	294
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(d)
	23,638	0.320	07/25/33	276

				4,928

Inverse Floaters(d) — 0.1%
GNMA Series 2001-48, Class SA
	14,042	25.881	10/16/31	21,770
GNMA Series 2001-51, Class SA
	21,982	31.692	10/16/31	35,990
GNMA Series 2001-51, Class SB
	27,585	25.881	10/16/31	43,300
GNMA Series 2002-13, Class SB
	9,143	36.696	02/16/32	15,951

				117,011

Regular Floater(d) — 1.2%
Arkle Master Issuer PLC Series 2010-2A, Class 1A1(c)
	300,000	1.661	05/17/60	299,878
FHLMC REMIC Series 3038, Class XA(g)
	7,234	0.000	09/15/35	7,171
Fosse Master Issuer PLC Series 2011-1A, Class A2(c)
	200,000	1.650	10/18/54	200,421
Holmes Master Issuer PLC Series 2010-1A, Class A2(c)
	100,000	1.649	10/15/54	100,145
NCUA Guaranteed Notes Series 2011-R3, Class 1A
	186,169	0.586	03/11/20	186,505
Permanent Master Issuer PLC Series 2011-1A, Class 1A3(c)
EUR	300,000	2.905	07/15/42	430,653
Silverstone Master Issuer Series 2010-1A, Class A1(c)
	$250,000	1.652	01/21/55	249,779

				1,474,552

Sequential Fixed Rate — 0.6%
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A7
	371,395	6.000	08/25/37	288,797
FHLMC Multifamily Structured Pass-Through Certificates Series K011, Class A2
	100,000	4.084	11/25/20	104,670
NCUA Guaranteed Notes Series 2010-C1, Class APT
	196,048	2.650	10/29/20	198,805

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — (continued)
NCUA Guaranteed Notes Series A4
$100,000	3.000%	06/12/19	$100,981

			693,253

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$4,815,914

Commercial Mortgage-Backed Securities — 1.5%
Sequential Fixed Rate — 0.7%
GMAC Commercial Mortgage Securities, Inc. Series 2002-C1, Class A2
$376,205	6.278%	11/15/39	$376,713
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A4
400,000	5.308	11/15/48	435,872

			812,585

Sequential Floating Rate(d) — 0.8%
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4
500,000	5.197	11/15/30	546,936
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class A5
400,000	5.737	05/15/43	442,720

			989,656

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$1,802,241

Federal Agencies — 10.6%
Adjustable Rate FHLMC(d) — 0.3%
$306,874	2.550%	08/01/35	$321,607

Adjustable Rate FNMA(d) — 0.7%
19,206	2.580	09/01/32	20,235
101,318	2.431	12/01/33	106,119
186,729	2.465	01/01/34	195,917
322,878	2.500	02/01/34	339,254
174,001	2.455	01/01/35	181,130

			842,655

Adjustable Rate GNMA(d) — 0.5%
14,435	3.375	06/20/23	14,854
6,458	2.625	07/20/23	6,619
6,720	2.625	08/20/23	6,888
17,283	2.625	09/20/23	17,716
5,296	2.375	03/20/24	5,448
45,436	3.375	04/20/24	46,817
5,623	3.375	05/20/24	5,793
47,999	3.375	06/20/24	49,551
25,291	2.625	07/20/24	26,081
34,393	2.625	08/20/24	35,409
10,882	2.625	09/20/24	11,168
13,617	2.125	11/20/24	14,119
5,178	2.125	12/20/24	5,370
7,193	2.500	12/20/24	7,605
9,230	2.375	01/20/25	9,587
4,683	2.375	02/20/25	4,865
16,013	3.375	05/20/25	16,655
12,135	2.625	07/20/25	12,611
6,249	2.375	02/20/26	6,449
327	2.625	07/20/26	336
16,896	2.375	01/20/27	17,510
6,084	2.375	02/20/27	6,271
47,210	3.375	04/20/27	48,792
5,344	3.375	05/20/27	5,524

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate GNMA(d) — (continued)
$4,969	3.375%	06/20/27	$5,136
1,907	2.125	11/20/27	1,968
7,624	2.125	12/20/27	7,860
14,910	2.375	01/20/28	15,400
4,958	2.250	02/20/28	5,120
5,418	2.375	03/20/28	5,596
27,289	2.625	07/20/29	28,140
11,596	2.625	08/20/29	11,959
3,364	2.625	09/20/29	3,470
14,700	2.125	10/20/29	15,174
17,409	2.125	11/20/29	17,972
4,259	2.125	12/20/29	4,394
5,413	2.250	01/20/30	5,597
2,963	2.250	02/20/30	3,064
12,643	2.250	03/20/30	13,092
16,734	3.375	04/20/30	17,339
44,094	3.375	05/20/30	45,878
3,702	3.375	06/20/30	3,831
34,776	2.625	07/20/30	36,319
6,412	2.625	09/20/30	6,712
12,968	1.875	10/20/30	13,408

			649,467

FHLMC — 1.2%
26,020	8.000	07/01/15	28,469
6,560	7.000	12/01/15	6,901
30,308	6.500	07/01/16	33,001
60,760	7.000	04/01/31	68,909
135,973	7.000	07/01/32	153,704
187,840	6.500	04/01/34	211,458
990,185	4.000	04/01/41	1,007,060

			1,509,502

FNMA — 7.8%
99,374	2.800	03/01/18	100,197
399,139	3.740	05/01/18	422,923
110,000	3.840	05/01/18	116,051
300,000	4.506	06/01/19	325,248
99,502	3.416	10/01/20	100,259
99,488	3.375	11/01/20	99,915
99,517	3.632	12/01/20	101,477
298,171	3.763	12/01/20	306,948
127,376	5.500	09/01/23	138,457
56,943	5.500	10/01/23	61,974
531,383	5.500	05/01/25	576,835
24,994	7.000	11/01/30	28,432
54,526	7.500	03/01/31	62,024
156,680	6.000	11/01/35	173,796
373,957	5.000	01/01/39	400,893
44,384	4.500	04/01/39	46,607
86,045	4.500	07/01/39	90,434
64,393	4.500	08/01/39	67,679
192,284	4.500	10/01/39	202,094
82,485	4.500	12/01/39	86,680
120,301	4.500	01/01/40	126,420
1,987,769	3.500	02/01/41	1,945,861
992,894	3.500	03/01/41	971,962
3,000,000	4.000	TBA — 30yr(h)	3,040,312

			9,593,478

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
GNMA — 0.1%
$28,762	5.000%	05/15/39	$31,479
54,069	5.000	06/15/39	59,175

			90,654

TOTAL FEDERAL AGENCIES			$13,007,363

TOTAL MORTGAGE-BACKED OBLIGATIONS			$19,625,518

Agency Debentures — 0.8%
FHLB
$700,000	5.375%	05/15/19	$822,717
Tennessee Valley Authority(i)
100,000	5.375	04/01/56	111,914

TOTAL AGENCY DEBENTURES			$934,631

Asset-Backed Securities — 5.6%
Collateralized Loan Obligations(d) — 3.7%
Black Diamond CLO Ltd. Series 2005-1A, Class A1A(c)
$500,000	0.497%	06/20/17	$489,921
Callidus Debt Partners Fund Ltd. Series 6A, Class A1T(c)
476,382	0.513	10/23/21	442,764
Duane Street CLO Series 2007-4A, Class A1T(c)
728,722	0.491	11/14/21	683,569
Greywolf CLO Ltd. Series 2007-1A, Class A(c)
490,916	0.506	02/18/21	455,488
Jasper CLO Ltd. Series 2005-1A, Class A(c)
467,715	0.526	08/01/17	439,584
KKR Financial CLO Ltd. Series 2007-1A, Class A(c)
841,287	0.611	05/15/21	784,984
Mountain View Funding CLO Series 2007-3A, Class A1(c)
495,580	0.465	04/16/21	467,982
Westchester CLO Ltd. Series 2007-1X, Class A1A
879,029	0.479	08/01/22	831,139

			4,595,431

Home Equity — 0.4%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(c)(d)
65,908	1.187	10/25/37	63,844
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(c)(d)
120,000	1.437	10/25/37	93,510
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(c)(d)
210,000	1.637	10/25/37	95,186
Countrywide Home Equity Loan Trust Series 2003-D, Class A(d)
65,966	0.447	06/15/29	59,033
Countrywide Home Equity Loan Trust Series 2004-N, Class 2A(d)
136,164	0.467	02/15/34	82,584
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
43,103	7.000	09/25/37	32,712
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
55,451	7.000	09/25/37	41,676

			468,545

Manufactured Housing — 0.1%
Mid-State Trust Series 4, Class A
96,484	8.330	04/01/30	97,147

Student Loan(d) — 1.4%
Brazos Higher Education Authority, Inc. Series 2010-1, Class A1
94,477	1.157	05/25/29	93,659
Brazos Higher Education Authority, Inc. Series 2011-1, Class A2
300,000	1.057	02/25/30	292,796
Brazos Higher Education Authority, Inc. Series 2011-2, Class A2
300,000	1.097	07/25/29	292,988

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Asset-Backed Securities — (continued)
Student Loan(d) — (continued)
Knowledgeworks Foundation Student Loan Series 2010-1, Class A
	$282,535	1.207%	02/25/42	$278,734
Nelnet Student Loan Trust Series 2010-3A, Class A(c)
	351,516	1.033	07/27/48	349,373
Nelnet Student Loan Trust Series 2011-1A, Class A(c)
	385,331	1.037	02/25/43	383,257

				1,690,807

TOTAL ASSET-BACKED SECURITIES				$6,851,930

Foreign Debt Obligations — 0.7%
Sovereign — 0.5%
Republic of Argentina(d)
EUR	700,000	0.000%	12/15/35	$150,371
Republic of South Africa
ZAR	1,115,000	6.750	03/31/21	150,263
	780,000	10.500	12/21/26	136,629
State of Qatar(c)
	$170,000	5.250	01/20/20	186,575
United Mexican States
MXN	257,300	7.500	06/03/27	22,455

				646,293

Supranational — 0.2%
North American Development Bank
	$200,000	4.375	02/11/20	211,236

TOTAL FOREIGN DEBT OBLIGATIONS				$857,529

Government Guarantee Obligations(j) — 0.2%
Danske Bank AS(c)
	$100,000	2.500%	05/10/12	$101,301
Landwirtschaftliche Rentenbank
	100,000	2.125	07/15/16	101,797

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$203,098

Municipal Debt Obligations — 0.8%
California — 0.5%
California State GO Bonds Build America Taxable Series 2009
	$75,000	7.500%	04/01/34	$91,207
	125,000	7.550	04/01/39	153,614
California State GO Bonds Build America Taxable Series 2010
	80,000	7.950	03/01/36	91,468
	175,000	7.625	03/01/40	216,125

				552,414

Illinois — 0.3%
Illinois State GO Bonds Build America Series 2010
	75,000	7.350	07/01/35	84,111
Illinois State GO VRDN Series 2003 B (Barclays Bank PLC)(d)(e)
	300,000	3.100	10/01/33	300,000

				384,111

TOTAL MUNICIPAL DEBT OBLIGATIONS				$936,525

Principal		Interest	Maturity
Amount		Rate	Date	Value
Structured Note(d) — 0.3%
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.)
BRL	596,760	6.000%	08/15/40	$381,914

U.S. Treasury Obligations — 2.6%
United States Treasury Bonds
	$100,000	4.750%	02/15/37	$111,435
	400,000	4.375 (i)	05/15/40	416,828
United States Treasury Notes
	1,300,000	0.625	07/15/14	1,302,795
	1,300,000	3.125	05/15/21	1,335,490

TOTAL U.S. TREASURY OBLIGATIONS				$3,166,548

	Exercise	Expiration
Contracts	Rate	Date	Value
Options Purchased — 0.4%
Interest Rate Swaptions
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.595
$2,000,000	3.595%	02/24/12	$102,421
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.595
2,000,000	3.595	02/24/12	29,691
Deutsche Bank AG Put - OTC - 5 year Interest Rate Swap Strike Price 2.320
5,300,000	2.320	01/06/12	129,241
Deutsche Bank AG Call - OTC - 5 year Interest Rate Swap Strike Price 2.320
5,300,000	2.320	01/06/12	31,566
Deutsche Bank AG Put - OTC - 5 year Interest Rate Swap Strike Price 2.703
5,000,000	2.703	07/06/12	158,806
Deutsche Bank AG Call - OTC - 5 year Interest Rate Swap Strike Price 2.703
5,000,000	2.703	07/06/12	58,416

TOTAL OPTIONS PURCHASED — 0.4%			$510,141

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(k) — 7.3%
Repurchase Agreement — 7.3%
Joint Repurchase Agreement Account II
$9,000,000	0.211%	08/01/11	$9,000,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$126,095,948

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(l) — 0.3%
Financial Square Money Market Fund
340,750	0.110%	340,750

TOTAL INVESTMENTS — 103.4%		$126,436,698

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(4,125,540)

NET ASSETS — 100.0%		$122,311,158

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $11,508,979, which represents approximately 9.4% of net assets as of April 30, 2011.

(d) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2011.

(e) Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f) Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(g) Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(h) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $3,040,312 which represents approximately 2.5% of net assets as of July 31, 2011.

(i) All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(j) Guaranteed by a foreign government until maturity.

(k) Joint repurchase agreement was entered into on July 29, 2011. Additional information appears in the Notes to the Schedule of Investments section.

(l) Represents an affiliated issuer.

Currency Abbreviations:
BRL	— Brazilian Real
EUR	— Euro
MXN	— Mexican Peso
ZAR	— South African Rand

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
OTC	— Over the Counter
REMIC	— Real Estate Mortgage Investment Conduit
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2011, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Gain

JPMorgan Securities, Inc.	USD/EUR	09/01/11	$536,440	$189
UBS AG (London)	USD/MXN	09/30/11	94,573	796

TOTAL				$985

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Loss

HSBC Bank PLC	USD/ZAR	09/02/11	$279,820	$(3,193)
UBS AG (London)	USD/BRL	10/18/11	330,265	(3,770)

TOTAL				$(6,963)

FORWARD SALES CONTRACTS — At July 31, 2011, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date(h)	Date	Amount	Value

FNMA (Proceeds Receivable: $1,921,094)	3.500%	TBA — 30yr	08/11/11	$2,000,000	$(1,956,250)

FUTURES CONTRACTS — At July 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	3	September 2011	$747,187	$31
Eurodollars	1	December 2011	248,763	(177)
Eurodollars	6	March 2012	1,491,975	5,422
Eurodollars	17	June 2012	4,225,775	369
Eurodollars	(181)	September 2012	(44,964,925)	(82,641)
Eurodollars	1	December 2012	248,188	485
Eurodollars	(14)	March 2013	(3,470,950)	(40,038)
Eurodollars	1	June 2013	247,563	948
S&P Mini 500 Index	25	September 2011	1,610,500	(39,919)
Ultra Long U.S. Treasury Bonds	9	September 2011	1,187,437	33,891
2 Year U.S. Treasury Notes	117	September 2011	25,730,859	34,339
5 Year U.S. Treasury Notes	47	September 2011	5,707,930	60,887
10 Year U.S. Treasury Notes	43	September 2011	5,404,562	47,109
30 Year U.S. Treasury Bonds	9	September 2011	1,153,125	30,641

TOTAL				$51,347

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At July 31, 2011, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged			Upfront
	Notional		Payments	Payments		Payments
	Amount	Termination	Received by	Made by	Market	Made (Received)	Unrealized
Counterparty	(000s)(a)	Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Bank of America Securities LLC	$2,200	07/25/14	3 month LIBOR	1.761%	$(8,210)	$—	$(8,210)
	1,400	07/25/16	3.193%	3 month LIBOR	9,499	—	9,499
	1,200	05/15/18	3 month LIBOR	2.600	(23,269)	(10,209)	(13,060)
Deutsche Bank Securities, Inc.	9,600	06/30/13	3 month LIBOR	0.750	(23,194)	(17,261)	(5,933)
	500	12/21/16	2.500	3 month LIBOR	14,462	9,462	5,000
	600	12/21/16	3 month LIBOR	2.500	(17,353)	(11,356)	(5,997)
	900	12/21/18	3.250	3 month LIBOR	42,639	33,215	9,424
JPMorgan Securities, Inc.	7,500	06/30/13	3 month LIBOR	0.750	(18,121)	(6,275)	(11,846)
	1,000	12/21/13	3 month LIBOR	1.250	(9,991)	(6,405)	(3,586)
	300	12/21/21	3 month LIBOR	3.500	(10,643)	(5,849)	(4,794)
Morgan Stanley & Co.	5,000	06/30/13	3 month LIBOR	0.750	(12,080)	(3,051)	(9,029)
	1,400	12/21/18	3 month LIBOR	3.250	(66,492)	(42,698)	(23,794)

TOTAL					$(122,753)	$(60,427)	$(62,326)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to July 31, 2011.

CREDIT DEFAULT SWAP CONTRACTS

			Rates		Credit
		Notional	Received		Spread at		Upfront Payments
	Referenced	Amount	(Paid) by	Termination	July 31, 2011	Market	Made (Received)	Unrealized
Counterparty	Obligation	(000s)	Fund	Date	(Basis Points)(b)	Value	by the Fund	Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	CDX North America Investment Grade Index	$1,200	(1.000)%	06/20/14	62	$(14,655)	$(12,748)	$(1,907)
Deutsche Bank Securities, Inc.	iTraxx SovX Western Europe Series 5	250	(1.000)	06/20/16	269	18,011	19,219	(1,208)
JPMorgan Securities, Inc.	CDX North America Investment Grade Index	1,700	(1.000)	06/20/14	62	(20,761)	(20,208)	(553)
	iTraxx SovX Western Europe Series 5	100	(1.000)	06/20/16	269	7,205	7,073	132
Morgan Stanley & Co.	CDX North America Investment Grade Index	2,100	(1.000)	06/20/14	62	(25,646)	(20,792)	(4,854)

Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index	1,200	1.000	06/20/16	96	3,937	1,674	2,263
Deutsche Bank Securities, Inc.	Markit CDX Index	500	5.000	06/20/16	492	4,536	3,044	1,492
JPMorgan Securities, Inc.	CDX North America Investment Grade Index	1,700	1.000	06/20/16	96	5,578	6,028	(450)
Morgan Stanley & Co.	CDX North America Investment Grade Index	2,100	1.000	06/20/16	96	6,890	2,801	4,089

TOTAL						$(14,905)	$(13,909)	$(996)

(b) Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS

INTEREST RATE SWAPTION CONTRACTS — At July 31, 2011, the fund had outstanding written swaptions as follows:

		Notional
		Amount	Expiration	Strike	Market	Premiums	Unrealized
Counterparty	Description	(000s)	Date	Price	Value	Received	Gain (Loss)

Deutsche Bank Securities, Inc.	Put - OTC - 10 year Interest Rate Swap for the obligation to pay a fixed rate versus the 3 month LIBOR maturing on July 22, 2026	$1,200	07/20/16	4.745%	$(91,747)	$(85,920)	$(5,827)
	Call - OTC - 10 year Interest Rate Swap for the obligation to pay a fixed rate versus the 3 month LIBOR maturing on July 22, 2026	1,200	07/20/16	4.745	(83,554)	(85,920)	2,366
	Put - OTC - 5 year Interest Rate Swap for the obligation to pay a fixed rate versus the 3 month LIBOR maturing on January 25, 2017	1,500	01/23/12	2.193	(29,399)	(20,250)	(9,149)
	Call - OTC - 5 year Interest Rate Swap for the obligation to pay a fixed rate versus the 3 month LIBOR maturing on January 25, 2017	1,500	01/23/12	2.193	(12,979)	(20,250)	7,271
	Put - OTC - 5 year Interest Rate Swap for the obligation to pay a fixed rate versus the 3 month LIBOR maturing on January 25, 2017	1,100	01/23/12	2.220	(22,564)	(14,575)	(7,989)
	Call - OTC - 5 year Interest Rate Swap for the obligation to pay a fixed rate versus the 3 month LIBOR maturing on January 25, 2017	1,100	01/23/12	2.220	(9,068)	(14,575)	5,507
	Put - OTC - 5 year Interest Rate Swap for the obligation to pay a fixed rate versus the 3 month LIBOR maturing on January 25, 2017	1,600	01/23/12	1.925	(18,764)	(12,192)	(6,572)
	Call - OTC - 5 year Interest Rate Swap for the obligation to pay a fixed rate versus the 3 month LIBOR maturing on January 25, 2017	1,600	01/23/12	1.925	(21,821)	(30,748)	8,927

TOTAL		$10,800			$(289,896)	$(284,430)	$(5,466)

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

For the period ended July 31, 2011, the Fund had the following written swaptions activity:

	Notional
	Amount	Premiums
	(000s)	Received

Contracts Outstanding October 31, 2010	$—	$—

Contracts Written	26,800	(395,230)
Contracts Bought to Close	(8,000)	55,400
Contracts Expired	(8,000)	55,400

Contracts Outstanding July 31, 2011	$10,800	$(284,430)

TAX INFORMATION — At July 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$115,535,243

Gross unrealized gain	13,223,275
Gross unrealized loss	(2,321,820)

Net unrealized security gain	$10,901,455

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 99.3%
Aerospace & Defense — 2.3%
123,543	Honeywell International, Inc.	$6,560,134
74,006	Northrop Grumman Corp.	4,478,103
13,469	Rockwell Collins, Inc.	742,007
13,567	United Technologies Corp.	1,123,890

		12,904,134

Air Freight & Logistics — 2.1%
8,804	Expeditors International of Washington, Inc.	420,127
25,855	FedEx Corp.	2,246,282
126,459	United Parcel Service, Inc. Class B	8,753,492

		11,419,901

Auto Components — 1.0%
34,384	Autoliv, Inc.	2,274,845
69,981	TRW Automotive Holdings Corp.*	3,531,941

		5,806,786

Beverages — 0.6%
33,371	Dr. Pepper Snapple Group, Inc.	1,260,089
13,039	Hansen Natural Corp.*	999,048
17,879	Molson Coors Brewing Co. Class B	805,449

		3,064,586

Biotechnology* — 4.0%
88,558	Amgen, Inc.	4,844,123
59,750	Biogen Idec, Inc.	6,086,732
4,334	Celgene Corp.	257,006
23,353	Cephalon, Inc.	1,866,839
213,902	Gilead Sciences, Inc.	9,060,889

		22,115,589

Building Products — 0.0%
5,032	Lennox International, Inc.	186,083

Capital Markets — 0.2%
67,684	SEI Investments Co.	1,338,790

Chemicals — 3.4%
6,766	Airgas, Inc.	464,824
7,920	Ashland, Inc.	485,021
13,010	Cabot Corp.	508,691
19,376	CF Industries Holdings, Inc.	3,009,480
30,308	Eastman Chemical Co.	2,927,450
175,216	Huntsman Corp.	3,346,626
10,834	PPG Industries, Inc.	912,223
4,917	Sigma-Aldrich Corp.	329,931
22,223	The Mosaic Co.	1,571,610
45,500	The Scotts Miracle-Gro Co. Class A	2,295,930
41,766	The Sherwin-Williams Co.	3,223,082

		19,074,868

Shares	Description	Value
Common Stocks — (continued)
Commercial Services & Supplies* — 0.0%
6,027	Copart, Inc.	$261,873

Communications Equipment — 1.9%
572,812	Cisco Systems, Inc.	9,147,808
14,142	EchoStar Corp. Class A*	473,191
8,663	Juniper Networks, Inc.*	202,628
203,216	Tellabs, Inc.	841,314

		10,664,941

Computers & Peripherals — 7.3%
20,749	Apple, Inc.*	8,102,070
605,351	Dell, Inc.*	9,830,900
99,392	EMC Corp.*	2,592,143
247,377	Hewlett-Packard Co.	8,697,775
43,590	Lexmark International, Inc. Class A*	1,463,316
137,163	NetApp, Inc.*	6,517,986
130,187	QLogic Corp.*	1,974,937
41,220	Western Digital Corp.*	1,420,441

		40,599,568

Consumer Finance — 0.1%
13,457	Capital One Financial Corp.	643,245

Diversified Consumer Services — 0.4%
28,325	Apollo Group, Inc. Class A*	1,439,760
2,702	ITT Educational Services, Inc.*	231,480
6,910	Weight Watchers International, Inc.	533,383

		2,204,623

Diversified Telecommunication Services — 0.1%
27,830	AT&T, Inc.	814,306

Electrical Equipment — 1.4%
5,793	Cooper Industries PLC	303,032
65,209	Emerson Electric Co.	3,201,110
22,647	General Cable Corp.*	900,671
41,795	Rockwell Automation, Inc.	2,999,209
5,164	Thomas & Betts Corp.*	251,900

		7,655,922

Electronic Equipment, Instruments & Components* — 1.5%
59,008	Flextronics International Ltd.	380,602
310,227	Ingram Micro, Inc. Class A	5,754,711
155,781	Vishay Intertechnology, Inc.	2,145,104

		8,280,417

Energy Equipment & Services — 1.7%
14,229	Core Laboratories NV	1,546,408
18,596	FMC Technologies, Inc.*	847,978
10,864	Halliburton Co.	594,587
47,713	National-Oilwell Varco, Inc.	3,844,236
20,578	Oceaneering International, Inc.*	888,970
4,253	Oil States International, Inc.*	343,217
10,348	Patterson-UTI Energy, Inc.	336,620
9,766	RPC, Inc.	230,673
3,400	SEACOR Holdings, Inc.	341,224
3,333	Unit Corp.*	200,013

		9,173,926

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Food & Staples Retailing — 2.1%
55,516	Costco Wholesale Corp.	$4,344,127
153,126	Walgreen Co.	5,978,039
16,188	Whole Foods Market, Inc.	1,079,740

		11,401,906

Food Products — 1.2%
73,511	Archer-Daniels-Midland Co.	2,233,264
9,088	Hormel Foods Corp.	263,279
15,501	Smithfield Foods, Inc.*	341,332
220,231	Tyson Foods, Inc. Class A	3,867,257

		6,705,132

Health Care Equipment & Supplies — 2.3%
16,233	Becton, Dickinson & Co.	1,357,241
467,767	Boston Scientific Corp.*	3,349,212
163,817	CareFusion Corp.*	4,323,131
20,913	DENTSPLY International, Inc.	792,393
16,767	Hill-Rom Holdings, Inc.	625,241
4,758	IDEXX Laboratories, Inc.*	394,628
2,254	Intuitive Surgical, Inc.*	902,840
15,830	Varian Medical Systems, Inc.*	993,491

		12,738,177

Health Care Providers & Services — 2.3%
147,305	Cardinal Health, Inc.	6,446,067
65,993	Coventry Health Care, Inc.*	2,111,776
10,611	Health Net, Inc.*	298,381
36,781	Humana, Inc.	2,743,127
20,586	WellPoint, Inc.	1,390,584

		12,989,935

Hotels, Restaurants & Leisure — 2.2%
45,731	Carnival Corp.	1,522,842
9,025	Chipotle Mexican Grill, Inc.*	2,929,335
3,832	McDonald’s Corp.	331,391
6,909	Panera Bread Co. Class A*	796,677
115,679	Starbucks Corp.	4,637,571
1,787	Wynn Resorts Ltd.	274,626
29,919	Yum! Brands, Inc.	1,580,322

		12,072,764

Household Durables — 0.6%
64,052	Harman International Industries, Inc.	2,664,563
16,445	Mohawk Industries, Inc.*	855,634

		3,520,197

Household Products — 1.4%
19,477	Colgate-Palmolive Co.	1,643,469
98,081	The Procter & Gamble Co.	6,031,001

		7,674,470

Industrial Conglomerates — 0.7%
18,406	Danaher Corp.	903,918
84,780	General Electric Co.	1,518,410
37,879	Tyco International Ltd.	1,677,661

		4,099,989

Shares	Description	Value
Common Stocks — (continued)
Insurance — 0.5%
18,965	Berkshire Hathaway, Inc. Class B*	$1,406,634
5,637	StanCorp Financial Group, Inc.	187,487
41,100	Unum Group	1,002,429

		2,596,550

Internet & Catalog Retail* — 1.7%
32,749	Amazon.com, Inc.(a)	7,287,307
22,672	Liberty Media Corp. - Interactive Class A	372,048
7,208	Netflix, Inc.	1,917,256

		9,576,611

Internet Software & Services — 2.8%
15,119	AOL, Inc.*	259,744
20,620	Google, Inc. Class A*	12,448,088
98,386	VeriSign, Inc.	3,070,627

		15,778,459

IT Services — 4.5%
297,491	Accenture PLC Class A	17,593,618
50,453	Amdocs Ltd.*	1,590,783
24,504	Cognizant Technology Solutions Corp. Class A*	1,712,095
10,001	Computer Sciences Corp.	352,835
4,379	International Business Machines Corp.	796,321
87,791	NeuStar, Inc. Class A*	2,286,078
16,540	Teradata Corp.*	909,038

		25,240,768

Life Sciences Tools & Services* — 0.1%
15,254	Charles River Laboratories International, Inc.	603,296

Machinery — 3.6%
7,978	Caterpillar, Inc.	788,147
14,145	Eaton Corp.	678,253
5,949	Gardner Denver, Inc.	507,390
11,242	Harsco Corp.	308,143
8,522	Illinois Tool Works, Inc.	424,396
19,748	Joy Global, Inc.	1,854,732
8,321	Kennametal, Inc.	328,097
49,175	Oshkosh Corp.*	1,220,523
15,383	Parker Hannifin Corp.	1,215,565
199,575	The Toro Co.	10,743,122
41,228	Timken Co.	1,800,427

		19,868,795

Media — 3.2%
13,167	Cablevision Systems Corp. Class A	320,748
132,306	DIRECTV Class A*	6,705,268
255,104	DISH Network Corp. Class A*	7,558,732
131,471	News Corp. Class A	2,106,165
24,621	Time Warner, Inc.	865,674

		17,556,587

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Metals & Mining — 2.0%
102,472	Freeport-McMoRan Copper & Gold, Inc.	$5,426,917
51,031	Newmont Mining Corp.	2,837,834
11,844	Reliance Steel & Aluminum Co.	556,787
45,390	Southern Copper Corp.	1,550,522
28,460	Titanium Metals Corp.*	506,303

		10,878,363

Multi-Utilities — 0.1%
14,649	Sempra Energy	742,558

Multiline Retail — 0.9%
41,880	Dollar Tree, Inc.*	2,773,713
24,639	Family Dollar Stores, Inc.	1,308,577
14,794	Target Corp.	761,743

		4,844,033

Oil, Gas & Consumable Fuels — 10.6%
19,532	Chevron Corp.	2,031,719
32,318	Cimarex Energy Co.	2,847,862
185,450	ConocoPhillips	13,350,545
308,328	Exxon Mobil Corp.	24,601,491
16,784	Hess Corp.	1,150,711
38,365	Sunoco, Inc.	1,559,537
124,803	Tesoro Corp.*	3,031,465
408,973	Valero Energy Corp.	10,273,402

		58,846,732

Paper & Forest Products — 0.3%
21,099	Domtar Corp.	1,686,865

Personal Products — 0.6%
59,874	Herbalife Ltd.	3,336,179

Pharmaceuticals — 2.9%
350,366	Eli Lilly & Co.	13,419,018
14,893	Forest Laboratories, Inc.*	551,934
125,649	Pfizer, Inc.	2,417,487

		16,388,439

Professional Services — 0.3%
19,997	Manpower, Inc.	1,010,248
17,525	Robert Half International, Inc.	479,835

		1,490,083

Real Estate Investment Trusts — 3.3%
10,039	AvalonBay Communities, Inc.	1,347,133
81,148	Rayonier, Inc.	5,229,989
97,377	Simon Property Group, Inc.	11,734,902

		18,312,024

Semiconductors & Semiconductor Equipment — 2.5%
27,234	Fairchild Semiconductor International, Inc.*	408,782
542,309	Intel Corp.	12,109,760
5,187	Lam Research Corp.*	212,045

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
33,545	Marvell Technology Group Ltd.*	$497,137
13,232	Silicon Laboratories, Inc.*	468,545
22,375	Teradyne, Inc.*	301,839

		13,998,108

Software — 7.4%
4,877	ANSYS, Inc.*	246,776
22,666	Autodesk, Inc.*	779,711
1,016,858	Microsoft Corp.	27,861,909
392,078	Oracle Corp.	11,989,745
12,587	Synopsys, Inc.*	301,710

		41,179,851

Specialty Retail — 3.5%
133,353	AutoNation, Inc.*(b)	5,015,406
7,599	Best Buy Co., Inc.	209,733
18,483	Dick’s Sporting Goods, Inc.*	683,871
57,212	Foot Locker, Inc.	1,243,217
205,213	Limited Brands, Inc.	7,769,364
22,234	PetSmart, Inc.	956,507
43,747	Ross Stores, Inc.	3,314,710

		19,192,808

Textiles, Apparel & Luxury Goods — 1.0%
11,105	Coach, Inc.	716,939
21,668	Fossil, Inc.*	2,723,018
10,230	Lululemon Athletica, Inc.*	619,324
18,103	NIKE, Inc. Class B	1,631,985

		5,691,266

Tobacco — 5.6%
196,402	Lorillard, Inc.	20,861,820
146,539	Philip Morris International, Inc.	10,429,181

		31,291,001

Trading Companies & Distributors — 0.7%
13,468	MSC Industrial Direct Co., Inc. Class A	832,053
18,497	W.W. Grainger, Inc.	2,744,400
5,795	WESCO International, Inc.*	293,748

		3,870,201

Wireless Telecommunication Services* — 0.4%
461,537	Sprint Nextel Corp.	1,952,302

TOTAL COMMON STOCKS		$552,334,007

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(c) — 2.2%
Repurchase Agreement — 2.2%
Joint Repurchase Agreement Account II
$12,300,000	0.211%	08/01/11	$12,300,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$564,634,007

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) — 0.9%
Financial Square Money Market Fund
4,935,700	0.110%	$4,935,700

TOTAL INVESTMENTS — 102.4%		$569,569,707

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(13,609,144)

NET ASSETS — 100.0%		$555,960,563

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b) All or a portion of security is on loan.

(c) Joint repurchase agreement was entered into on July 29, 2011. Additional information appears in the Notes to the Schedule of Investments section.

(d) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2011.

(e) Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

S&P Mini 500 Index	36	September 2011	$2,319,120	$(22,112)

TAX INFORMATION — At July 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$467,482,220

Gross unrealized gain	117,132,247
Gross unrealized loss	(15,044,760)

Net unrealized security gain	$102,087,487

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 99.1%
Aerospace & Defense — 1.1%
3,527	General Dynamics Corp.	$240,330
97,120	Northrop Grumman Corp.	5,876,731

		6,117,061

Air Freight & Logistics — 1.3%
7,734	Expeditors International of Washington, Inc.	369,066
58,243	FedEx Corp.	5,060,152
25,636	United Parcel Service, Inc. Class B	1,774,524

		7,203,742

Airlines — 0.0%
3,386	Copa Holdings SA Class A	222,155

Auto Components — 0.6%
22,289	Autoliv, Inc.	1,474,640
14,112	Federal-Mogul Corp.*	270,527
28,777	TRW Automotive Holdings Corp.*	1,452,375

		3,197,542

Beverages — 0.1%
20,471	Dr. Pepper Snapple Group, Inc.	772,985

Biotechnology* — 2.3%
98,869	Amgen, Inc.	5,408,134
25,109	Biogen Idec, Inc.	2,557,854
15,422	Cephalon, Inc.	1,232,835
88,868	Gilead Sciences, Inc.	3,764,448

		12,963,271

Building Products — 0.1%
13,421	Armstrong World Industries, Inc.	530,130
5,294	Lennox International, Inc.	195,772

		725,902

Capital Markets — 2.4%
201,144	Bank of New York Mellon Corp.	5,050,726
59,733	Eaton Vance Corp.	1,602,039
18,472	Federated Investors, Inc. Class B(a)	394,747
3,966	Franklin Resources, Inc.	503,523
253,027	SEI Investments Co.	5,004,874
16,636	T. Rowe Price Group, Inc.	944,925

		13,500,834

Chemicals — 1.8%
7,890	Cabot Corp.	308,499
1,777	CF Industries Holdings, Inc.	276,004
50,024	Eastman Chemical Co.	4,831,818
175,985	Huntsman Corp.	3,361,314
3,375	Sigma-Aldrich Corp.	226,463
13,181	The Dow Chemical Co.	459,621
6,561	The Sherwin-Williams Co.	506,312

		9,970,031

Shares	Description	Value
Common Stocks — (continued)
Commercial Banks — 4.2%
4,180	Cullen/Frost Bankers, Inc.	$225,218
13,193	M&T Bank Corp.	1,137,764
70,049	PNC Financial Services Group, Inc.	3,802,960
155,729	U.S. Bancorp	4,058,298
511,755	Wells Fargo & Co.	14,298,435

		23,522,675

Communications Equipment — 0.7%
203,237	Cisco Systems, Inc.	3,245,695
7,602	Juniper Networks, Inc.*	177,811
13,152	Motorola Solutions, Inc.*	590,393

		4,013,899

Computers & Peripherals — 1.6%
55,761	Dell, Inc.*	905,558
7,772	EMC Corp.*	202,694
154,618	Hewlett-Packard Co.	5,436,369
40,219	NetApp, Inc.*	1,911,207
7,755	Western Digital Corp.*	267,237

		8,723,065

Consumer Finance — 1.6%
127,106	Capital One Financial Corp.	6,075,667
109,825	Discover Financial Services	2,812,618

		8,888,285

Diversified Consumer Services* — 0.1%
6,082	Apollo Group, Inc. Class A	309,148

Diversified Financial Services — 4.5%
707,795	Bank of America Corp.	6,872,689
133,071	Citigroup, Inc.	5,101,942
14,209	CME Group, Inc.	4,109,101
165,055	JPMorgan Chase & Co.	6,676,475
24,768	Leucadia National Corp.	833,939
46,028	Moody’s Corp.	1,639,057

		25,233,203

Diversified Telecommunication Services — 4.0%
737,395	AT&T, Inc.(b)	21,576,178
21,802	Verizon Communications, Inc.	769,392

		22,345,570

Electric Utilities — 3.2%
699,923	Duke Energy Corp.	13,018,568
6,796	Entergy Corp.	453,973
60,727	Exelon Corp.	2,676,239
14,933	Great Plains Energy, Inc.	301,198
42,416	Southern Co.	1,677,129

		18,127,107

Electrical Equipment — 0.5%
23,031	General Cable Corp.*	915,943
23,126	Rockwell Automation, Inc.	1,659,522

		2,575,465

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Electronic Equipment, Instruments & Components — 1.4%
163,209	Flextronics International Ltd.*	$1,052,698
201,395	Ingram Micro, Inc. Class A*	3,735,877
8,106	National Instruments Corp.	209,459
201,087	Vishay Intertechnology, Inc.*	2,768,968

		7,767,002

Energy Equipment & Services — 0.4%
4,661	Core Laboratories NV	506,557
7,088	FMC Technologies, Inc.*	323,213
9,483	National-Oilwell Varco, Inc.	764,045
8,794	Oceaneering International, Inc.	379,901

		1,973,716

Food & Staples Retailing — 0.5%
50,261	Safeway, Inc.	1,013,764
35,891	Walgreen Co.	1,401,185
7,229	Whole Foods Market, Inc.	482,174

		2,897,123

Food Products — 1.9%
75,261	Archer-Daniels-Midland Co.	2,286,429
13,533	Flowers Foods, Inc.	296,643
10,712	Hormel Foods Corp.	310,327
33,943	Smithfield Foods, Inc.*	747,425
389,604	Tyson Foods, Inc. Class A	6,841,446

		10,482,270

Gas Utilities — 0.1%
6,262	ONEOK, Inc.	455,811

Health Care Equipment & Supplies — 0.8%
340,058	Boston Scientific Corp.*	2,434,815
75,235	CareFusion Corp.*	1,985,452
7,528	DENTSPLY International, Inc.	285,236

		4,705,503

Health Care Providers & Services — 2.5%
80,169	Cardinal Health, Inc.	3,508,195
170,009	Coventry Health Care, Inc.*	5,440,288
36,106	Health Net, Inc.*	1,015,301
19,414	Humana, Inc.	1,447,896
35,690	WellPoint, Inc.	2,410,860

		13,822,540

Hotels, Restaurants & Leisure* — 0.3%
5,272	Chipotle Mexican Grill, Inc.	1,711,186

Household Durables — 1.1%
86,646	Harman International Industries, Inc.	3,604,474
45,278	Mohawk Industries, Inc.*	2,355,814

		5,960,288

Household Products — 2.5%
227,266	The Procter & Gamble Co.	13,974,586

Independent Power Producers & Energy Traders* — 0.0%
10,167	NRG Energy, Inc.	249,295

Shares	Description	Value
Common Stocks — (continued)
Industrial Conglomerates — 2.4%
723,322	General Electric Co.	$12,954,697
15,603	Tyco International Ltd.	691,057

		13,645,754

Insurance — 7.0%
3,692	ACE Ltd.	247,290
4,090	Aflac, Inc.	188,385
4,304	Allied World Assurance Co. Holdings Ltd.	234,353
86,791	Aspen Insurance Holdings Ltd.	2,247,887
5,838	Assurant, Inc.	207,950
223,000	Berkshire Hathaway, Inc. Class B*	16,539,910
22,690	Everest Re Group Ltd.	1,863,303
71,636	Loews Corp.	2,856,127
45,928	MetLife, Inc.	1,892,693
16,975	Protective Life Corp.	360,889
10,288	Prudential Financial, Inc.	603,700
13,573	StanCorp Financial Group, Inc.	451,438
12,638	The Chubb Corp.	789,622
40,985	The Travelers Cos., Inc.	2,259,503
5,283	Torchmark Corp.	213,380
341,259	Unum Group	8,323,307

		39,279,737

Internet & Catalog Retail* — 0.5%
157,403	Liberty Media Corp. — Interactive Class A	2,582,983

Internet Software & Services — 0.5%
36,124	AOL, Inc.*	620,610
2,026	Google, Inc. Class A*	1,223,076
4,890	Rackspace Hosting, Inc.*	195,600
24,284	VeriSign, Inc.	757,904

		2,797,190

IT Services — 0.5%
42,804	Accenture PLC Class A	2,531,429

Machinery — 1.5%
11,442	Harsco Corp.	313,625
5,841	Kennametal, Inc.	230,311
59,964	Oshkosh Corp.*	1,488,306
6,240	Parker Hannifin Corp.	493,085
80,825	The Toro Co.	4,350,810
35,772	Timken Co.	1,562,163

		8,438,300

Media — 4.7%
6,114	AMC Networks, Inc. Class A*	227,380
24,457	Cablevision Systems Corp. Class A	595,773
40,366	DIRECTV Class A*	2,045,749
326,761	DISH Network Corp. Class A*	9,681,928
16,512	Liberty Media — Starz Series A*	1,267,461
345,461	News Corp. Class A	5,534,285
33,151	News Corp. Class B	546,991
152,694	Time Warner, Inc.	5,368,721
37,278	Virgin Media, Inc.	986,376

		26,254,664

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Metals & Mining — 0.8%
12,031	Freeport-McMoRan Copper & Gold, Inc.	$637,162
5,143	Newmont Mining Corp.	286,002
45,348	Reliance Steel & Aluminum Co.	2,131,809
10,020	Southern Copper Corp.	342,283
48,420	Titanium Metals Corp.	861,392

		4,258,648

Multi-Utilities — 2.8%
10,057	DTE Energy Co.	501,241
117,606	Integrys Energy Group, Inc.	5,904,997
27,374	MDU Resources Group, Inc.	590,184
147,022	NiSource, Inc.	2,959,553
112,786	Sempra Energy	5,717,122

		15,673,097

Multiline Retail — 0.2%
4,796	Dollar Tree, Inc.*	317,639
12,509	J.C. Penney Co., Inc.	384,777
6,725	Target Corp.	346,270

		1,048,686

Oil, Gas & Consumable Fuels — 13.1%
197,578	Chevron Corp.	20,552,064
60,251	Cimarex Energy Co.	5,309,318
261,055	ConocoPhillips	18,793,349
13,010	Devon Energy Corp.	1,023,887
13,408	Energen Corp.	788,524
42,075	Exxon Mobil Corp.	3,357,164
33,546	Hess Corp.	2,299,914
4,505	HollyFrontier Corp.	339,632
4,664	Marathon Petroleum Corp.*	204,237
11,008	Murphy Oil Corp.	706,934
35,067	Sunoco, Inc.	1,425,473
203,271	Tesoro Corp.*	4,937,453
525,712	Valero Energy Corp.	13,205,885

		72,943,834

Paper & Forest Products — 0.4%
28,336	Domtar Corp.	2,265,463

Personal Products — 0.4%
36,150	Herbalife Ltd.	2,014,278

Pharmaceuticals — 7.5%
470,279	Eli Lilly & Co.	18,011,686
68,585	Forest Laboratories, Inc.*	2,541,760
105,172	Merck & Co., Inc.	3,589,520
925,048	Pfizer, Inc.	17,797,924

		41,940,890

Professional Services — 0.4%
36,872	Manpower, Inc.	1,862,774
17,711	Robert Half International, Inc.	484,927

		2,347,701

Shares	Description	Value
Common Stocks — (continued)
Real Estate Investment Trusts — 5.6%
40,102	AvalonBay Communities, Inc.	$5,381,288
31,513	Plum Creek Timber Co., Inc.	1,204,427
144,005	Rayonier, Inc.	9,281,122
125,422	Simon Property Group, Inc.	15,114,605

		30,981,442

Road & Rail — 0.2%
9,603	CSX Corp.	235,946
5,498	Norfolk Southern Corp.	416,199
5,957	Union Pacific Corp.	610,473

		1,262,618

Semiconductors & Semiconductor Equipment — 1.6%
4,915	Altera Corp.	200,925
92,274	Fairchild Semiconductor International, Inc.*	1,385,033
333,802	Intel Corp.	7,453,799

		9,039,757

Software — 1.7%
352,489	Microsoft Corp.	9,658,199

Specialty Retail — 1.5%
96,692	AutoNation, Inc.*(a)	3,636,586
6,402	Best Buy Co., Inc.	176,695
62,024	Foot Locker, Inc.	1,347,782
84,040	Limited Brands, Inc.	3,181,754

		8,342,817

Textiles, Apparel & Luxury Goods* — 0.5%
19,198	Fossil, Inc.	2,412,612
5,218	Lululemon Athletica, Inc.	315,898

		2,728,510

Thrifts & Mortgage Finance — 0.2%
112,127	Hudson City Bancorp, Inc.	925,048
19,115	New York Community Bancorp, Inc.	258,626

		1,183,674

Tobacco — 2.7%
140,833	Lorillard, Inc.	14,959,281

Trading Companies & Distributors — 0.3%
9,475	MSC Industrial Direct Co., Inc. Class A	585,366
5,348	W.W. Grainger, Inc.	793,483
3,941	WESCO International, Inc.*	199,769

		1,578,618

Wireless Telecommunication Services* — 0.5%
675,861	Sprint Nextel Corp.	2,858,892

TOTAL COMMON STOCKS		$553,027,722

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(c) — 1.7%
Repurchase Agreement — 1.7%
Joint Repurchase Agreement Account II
$9,500,000	0.211%	08/01/11	$9,500,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$562,527,722

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) — 0.7%
Financial Square Money Market Fund
4,031,500	0.110%	$4,031,500

TOTAL INVESTMENTS — 101.5%		$566,559,222

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(8,486,998)

NET ASSETS — 100.0%		$558,072,224

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(c) Joint repurchase agreement was entered into on July 29, 2011. Additional information appears in the Notes to the Schedule of Investments section.

(d) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2011.

(e) Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

S&P Mini 500 Index	52	September 2011	$3,349,840	$(31,940)

TAX INFORMATION — At July 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$466,041,709

Gross unrealized gain	117,627,628
Gross unrealized loss	(17,110,115)

Net unrealized security gain	$100,517,513

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 100.3%
Aerospace & Defense — 0.4%
16,185	Ceradyne, Inc.*	$524,556
2,944	Curtiss-Wright Corp.	94,090
8,514	DigitalGlobe, Inc.*	222,386
9,973	Hexcel Corp.*	238,753

		1,079,785

Air Freight & Logistics* — 0.3%
131,906	Pacer International, Inc.	704,378

Airlines — 0.5%
7,432	Copa Holdings SA Class A	487,614
49,568	SkyWest, Inc.	637,444

		1,125,058

Auto Components — 0.5%
8,186	Federal-Mogul Corp.*	156,926
17,093	Standard Motor Products, Inc.	242,721
29,078	Stoneridge, Inc.*	362,893
19,030	Superior Industries International, Inc.	385,167

		1,147,707

Beverages — 1.3%
141,545	National Beverage Corp.	2,092,035
12,559	The Boston Beer Co., Inc. Class A*	1,132,194

		3,224,229

Biotechnology — 3.2%
47,350	Cubist Pharmaceuticals, Inc.*	1,608,480
54,650	Emergent Biosolutions, Inc.*	1,128,523
57,542	Enzon Pharmaceuticals, Inc.*	559,308
68,315	Maxygen, Inc.	370,951
378,256	Nabi Biopharmaceuticals*	745,164
347,683	PDL BioPharma, Inc.	2,152,158
143,555	Progenics Pharmaceuticals, Inc.*	783,810
5,238	United Therapeutics Corp.*	300,556

		7,648,950

Building Products — 0.6%
28,486	American Woodmark Corp.	473,437
29,225	Universal Forest Products, Inc.	861,261

		1,334,698

Capital Markets — 2.4%
2,970	Capital Southwest Corp.	278,913
40,235	GAMCO Investors, Inc. Class A	1,946,167
63,763	Gladstone Capital Corp.	573,867
125,376	Hercules Technology Growth Capital, Inc.	1,178,534
45,077	MCG Capital Corp.	251,079
136,377	NGP Capital Resources Co.	1,073,287
76,498	Pzena Investment Management, Inc. Class A	454,398

		5,756,245

Shares	Description	Value
Common Stocks — (continued)
Chemicals — 2.8%
30,822	A. Schulman, Inc.	$682,707
17,331	Airgas, Inc.	1,190,640
61,630	Kraton Performance Polymers, Inc.*	2,224,843
46,554	Omnova Solutions, Inc.*	314,705
69,512	Spartech Corp.*	399,694
22,806	Stepan Co.	1,808,516
8,262	Zep, Inc.	154,912

		6,776,017

Commercial Banks — 5.2%
21,572	1st Source Corp.	497,235
284,189	CVB Financial Corp.(a)	2,753,791
94,369	First Bancorp	929,535
14,083	First Bancorp, Inc.	207,442
24,102	First Interstate BancSystem, Inc.	322,485
5,260	First Republic Bank*	148,963
73,138	Great Southern Bancorp, Inc.	1,335,500
202,532	International Bancshares Corp.	3,406,588
14,412	Investors Bancorp, Inc.*	199,462
45,662	Popular, Inc.*	109,589
67,602	Renasant Corp.	1,034,311
46,891	Texas Capital Bancshares, Inc.*	1,281,531
100,754	Wilshire Bancorp, Inc.*	332,488

		12,558,920

Commercial Services & Supplies — 0.7%
2,255	Copart, Inc.*	97,980
39,339	HNI Corp.	822,578
117,464	Kimball International, Inc. Class B	704,784

		1,625,342

Communications Equipment — 1.6%
6,986	Bel Fuse, Inc. Class B	132,874
15,399	EchoStar Corp. Class A*	515,251
167,977	Extreme Networks, Inc.*	569,442
22,897	PC-Tel, Inc.*	148,830
161,802	ShoreTel, Inc.*	1,378,553
213,627	Symmetricom, Inc.*	1,211,265

		3,956,215

Computers & Peripherals* — 1.6%
89,621	Electronics for Imaging, Inc.	1,542,377
181,040	Imation Corp.	1,506,253
314,760	Quantum Corp.	827,819

		3,876,449

Consumer Finance — 1.4%
297,473	Advance America Cash Advance Centers, Inc.	2,097,185
19,350	World Acceptance Corp.*	1,232,982

		3,330,167

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Distributors* — 0.1%
3,389	Core-Mark Holding Co., Inc.	$126,206

Diversified Consumer Services* — 0.5%
23,231	Ascent Capital Group LLC Class A	1,117,643

Diversified Financial Services — 2.1%
176,135	Compass Diversified Holdings	2,636,741
364,716	Primus Guaranty Ltd.*(a)	2,301,358

		4,938,099

Diversified Telecommunication Services — 0.2%
17,945	IDT Corp. Class B	433,013

Electric Utilities — 2.0%
35,010	DPL, Inc.	1,059,052
13,964	Great Plains Energy, Inc.	281,654
32,502	Northeast Utilities	1,105,068
68,831	Pepco Holdings, Inc.	1,285,763
16,335	Pinnacle West Capital Corp.	691,787
12,796	PNM Resources, Inc.	192,196
11,829	Portland General Electric Co.	293,123

		4,908,643

Electrical Equipment — 1.5%
24,106	Encore Wire Corp.	530,573
6,111	Generac Holdings, Inc.*	113,359
226,865	LSI Industries, Inc.	1,887,517
73,367	Vicor Corp.*	1,032,274

		3,563,723

Electronic Equipment, Instruments & Components — 1.4%
81,622	Agilysys, Inc.*	781,123
90,719	Brightpoint, Inc.*	824,636
65,775	Methode Electronics, Inc.	695,899
72,993	RadiSys Corp.*	579,564
42,876	Vishay Intertechnology, Inc.*	590,403

		3,471,625

Energy Equipment & Services* — 1.4%
8,779	Basic Energy Services, Inc.	284,352
31,796	Complete Production Services, Inc.	1,236,229
15,328	Dril-Quip, Inc.	1,080,777
18,380	Exterran Holdings, Inc.	339,662
27,305	Helix Energy Solutions Group, Inc.	534,632

		3,475,652

Food Products — 2.4%
67,075	Dole Food Co., Inc.*(a)	951,794
39,600	J&J Snack Foods Corp.	2,046,924
45,802	Lancaster Colony Corp.(a)	2,754,075

		5,752,793

Gas Utilities — 0.5%
9,599	Atmos Energy Corp.	320,895
17,425	Southwest Gas Corp.	649,778
5,653	WGL Holdings, Inc.	219,393

		1,190,066

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Supplies — 2.8%
10,183	Align Technology, Inc.*	$223,924
12,048	AngioDynamics, Inc.*	166,624
1,897	Atrion Corp.	377,693
61,509	Hill-Rom Holdings, Inc.	2,293,671
70,478	Invacare Corp.	2,112,930
24,141	Masimo Corp.	670,637
108,226	Medical Action Industries, Inc.*	824,682

		6,670,161

Health Care Providers & Services — 4.7%
29,383	AMN Healthcare Services, Inc.*	236,827
163,011	Assisted Living Concepts, Inc. Class A	2,554,382
52,282	Kindred Healthcare, Inc.*	984,993
14,523	Magellan Health Services, Inc.*	756,648
27,127	MedCath Corp.*	355,906
126,726	Molina Healthcare, Inc.*	2,870,344
128,848	PharMerica Corp.*	1,645,389
30,523	Skilled Healthcare Group, Inc. Class A*	268,602
40,105	Universal American Corp.	381,399
29,974	WellCare Health Plans, Inc.*	1,314,360

		11,368,850

Hotels, Restaurants & Leisure* — 2.9%
6,790	Biglari Holdings, Inc.	2,499,874
148,841	O’Charley’s, Inc.	906,442
116,050	Papa John’s International, Inc.	3,621,921

		7,028,237

Household Durables — 1.7%
35,407	Blyth, Inc.	2,239,847
18,822	Hooker Furniture Corp.	169,775
46,492	iRobot Corp.*	1,625,360

		4,034,982

Household Products* — 0.9%
239,512	Central Garden & Pet Co. Class A	2,098,125

Insurance — 1.0%
14,906	American Equity Investment Life Holding Co.	176,934
11,528	American Financial Group, Inc.	391,722
40,325	Flagstone Reinsurance Holdings SA	359,296
9,933	Global Indemnity PLC*	206,904
81,320	Maiden Holdings Ltd.	753,836
25,201	Symetra Financial Corp.	316,525
10,479	W.R. Berkley Corp.	322,648

		2,527,865

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Internet Software & Services — 2.4%
29,324	Internap Network Services Corp.*	$182,395
17,303	LogMeIn, Inc.*	615,122
336,750	Marchex, Inc. Class B(a)	2,919,622
49,961	ModusLink Global Solutions, Inc.	209,337
512,186	RealNetworks, Inc.*	1,731,189

		5,657,665

IT Services* — 2.0%
472,507	Ciber, Inc.	2,371,985
27,001	CSG Systems International, Inc.	479,538
613,275	Lionbridge Technologies, Inc.	1,993,144

		4,844,667

Leisure Equipment & Products — 0.7%
15,062	Polaris Industries, Inc.	1,785,600

Life Sciences Tools & Services* — 0.2%
72,473	Affymetrix, Inc.	409,472

Machinery — 5.0%
71,106	Albany International Corp. Class A	1,889,286
20,346	Astec Industries, Inc.*	763,382
59,634	Briggs & Stratton Corp.	1,022,127
61,754	Kadant, Inc.*	1,624,748
29,148	Lydall, Inc.*	352,108
37,589	Miller Industries, Inc.	615,708
23,988	Mueller Industries, Inc.	900,269
29,086	NACCO Industries, Inc. Class A	2,643,336
17,363	Tecumseh Products Co. Class A*	177,450
26,751	Tennant Co.	1,145,210
15,157	The Toro Co.	815,901

		11,949,525

Media — 0.4%
30,479	Harte-Hanks, Inc.	249,013
161,335	Journal Communications, Inc. Class A*	800,222

		1,049,235

Metals & Mining — 1.2%
90,042	Golden Star Resources Ltd.*	227,807
17,816	Kaiser Aluminum Corp.	994,489
30,852	Materion Corp.*	1,176,078
33,648	Titanium Metals Corp.	598,598

		2,996,972

Multi-Utilities — 0.3%
13,426	Integrys Energy Group, Inc.	674,119

Multiline Retail — 0.9%
169,030	Fred’s, Inc. Class A	2,227,815

Oil, Gas & Consumable Fuels — 6.5%
34,130	Alon USA Energy, Inc.	415,021
36,555	HollyFrontier Corp.	2,755,881

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — (continued)
240,094	Tesoro Corp.*(b)	$5,831,883
54,668	USEC, Inc.*	186,418
102,505	W&T Offshore, Inc.	2,777,885
180,485	Western Refining, Inc.*(a)	3,687,309

		15,654,397

Paper & Forest Products* — 0.8%
8,830	Clearwater Paper Corp.	667,901
82,766	KapStone Paper and Packaging Corp.	1,290,322

		1,958,223

Personal Products* — 0.1%
28,101	Prestige Brands Holdings, Inc.	343,394

Pharmaceuticals* — 1.4%
22,755	Akorn, Inc.	157,692
63,416	Questcor Pharmaceuticals, Inc.	1,969,067
32,607	The Medicines Co.	488,453
43,875	ViroPharma, Inc.	793,260

		3,408,472

Professional Services — 2.7%
57,440	CDI Corp.	744,422
16,303	Insperity, Inc.	476,374
171,952	Kelly Services, Inc. Class A*	2,691,049
70,533	Kforce, Inc.*	971,945
36,912	SFN Group, Inc.*	513,815
113,425	Volt Information Sciences, Inc.*	1,032,167

		6,429,772

Real Estate Investment Trusts — 7.0%
9,724	American Campus Communities, Inc.	361,927
8,196	Digital Realty Trust, Inc.	501,677
28,160	Equity Lifestyle Properties, Inc.	1,834,906
10,214	Federal Realty Investment Trust	892,091
196,172	Franklin Street Properties Corp.	2,473,729
36,445	LTC Properties, Inc.	989,482
13,869	MFA Financial, Inc.	103,879
192,248	MPG Office Trust, Inc.*(a)	636,341
41,780	National Health Investors, Inc.	1,900,572
98,821	Rayonier, Inc.	6,369,013
2,819	Realty Income Corp.	91,505
60,454	Two Harbors Investment Corp.	592,449

		16,747,571

Road & Rail — 1.7%
5,543	Heartland Express, Inc.	84,919
72,098	Marten Transport Ltd.	1,483,056
30,946	Universal Truckload Services, Inc.*	492,041
87,947	Werner Enterprises, Inc.	2,071,152

		4,131,168

Semiconductors & Semiconductor Equipment — 3.3%
94,475	DSP Group, Inc.*	717,065
857,896	Lattice Semiconductor Corp.*	5,318,955
72,935	Micrel, Inc.	740,291
195,504	Silicon Image, Inc.*	1,120,238

		7,896,549

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Software — 6.4%
382,496	Accelrys, Inc.*	$2,780,746
71,741	Blackbaud, Inc.	1,822,222
35,729	Kenexa Corp.*	913,591
79,035	Magma Design Automation, Inc.*	588,020
94,214	Manhattan Associates, Inc.*	3,514,182
29,885	MicroStrategy, Inc. Class A*	4,762,773
31,176	PROS Holdings, Inc.*	508,792
30,091	Renaissance Learning, Inc.	386,669
2,840	The Ultimate Software Group, Inc.*	154,439

		15,431,434

Specialty Retail — 4.2%
48,883	Asbury Automotive Group, Inc.*	1,052,451
37,948	DSW, Inc. Class A*	2,010,485
11,159	Foot Locker, Inc.	242,485
6,690	GameStop Corp. Class A*	157,750
44,862	Group 1 Automotive, Inc.	2,136,777
21,044	Lithia Motors, Inc. Class A	434,348
26,577	Shoe Carnival, Inc.*	839,568
122,585	Stage Stores, Inc.	2,182,013
11,077	Ulta Salon, Cosmetics & Fragrance, Inc.*	698,183
14,969	Zumiez, Inc.*	397,727

		10,151,787

Textiles, Apparel & Luxury Goods — 1.1%
1,410	Fossil, Inc.*	177,195
28,512	Kenneth Cole Productions, Inc. Class A*	363,813
30,402	Oxford Industries, Inc.	1,191,150
35,064	Perry Ellis International, Inc.*	819,446
3,375	Vera Bradley, Inc.*	122,411

		2,674,015

Thrifts & Mortgage Finance — 0.1%
9,465	Brookline Bancorp, Inc.	80,926
18,417	People’s United Financial, Inc.(a)	233,527

		314,453

Tobacco* — 0.2%
123,905	Alliance One International, Inc.	407,647

Trading Companies & Distributors — 1.1%
43,178	Watsco, Inc.	2,555,274

Wireless Telecommunication Services — 2.0%
290,116	USA Mobility, Inc.	4,789,815

TOTAL COMMON STOCKS		$241,338,884

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(c) — 2.1%
Repurchase Agreement — 2.1%
Joint Repurchase Agreement Account II
$5,000,000	0.211%	08/01/11	$5,000,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$246,338,884

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) — 4.1%
Financial Square Money Market Fund
9,841,025	0.110%	$9,841,025

TOTAL INVESTMENTS — 106.5%		$256,179,909

LIABILITIES IN EXCESS OF OTHER ASSETS — (6.5)%		(15,636,936)

NET ASSETS — 100.0%		$240,542,973

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(c) Joint repurchase agreement was entered into on July 29, 2011. Additional information appears in the Notes to the Schedule of Investments section.

(d) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2011.

(e) Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Russell Mini 2000 Index	(15)	September 2011	$(1,193,250)	$138

TAX INFORMATION — At July 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$187,024,860

Gross unrealized gain	80,353,480
Gross unrealized loss	(11,198,431)

Net unrealized security gain	$69,155,049

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 98.4%
Aerospace & Defense — 1.2%
2,062	Aerovironment, Inc.*	$59,447
4,265	Cubic Corp.	207,023
2,879	DigitalGlobe, Inc.*	75,200
7,718	Hexcel Corp.*	184,769
905	LMI Aerospace, Inc.*	20,806

		547,245

Air Freight & Logistics* — 0.3%
26,224	Pacer International, Inc.	140,036

Airlines — 0.9%
3,184	Alaska Air Group, Inc.*	194,606
767	Copa Holdings SA Class A	50,323
12,823	SkyWest, Inc.	164,904

		409,833

Auto Components — 1.2%
3,068	Amerigon, Inc.*	51,604
1,433	Dana Holding Corp.*	23,888
1,988	Dorman Products, Inc.*	71,031
5,956	Standard Motor Products, Inc.	84,575
7,132	Stoneridge, Inc.*	89,007
10,986	Superior Industries International, Inc.	222,357

		542,462

Beverages — 1.0%
5,943	National Beverage Corp.	87,837
4,132	The Boston Beer Co., Inc. Class A*	372,500

		460,337

Biotechnology — 6.3%
1,950	Alkermes, Inc.*	33,618
8,731	ARIAD Pharmaceuticals, Inc.*	103,812
3,967	Aveo Pharmaceuticals, Inc.*	75,809
7,376	Cepheid, Inc.*	278,518
3,302	Codexis, Inc.*	29,718
23,476	Cubist Pharmaceuticals, Inc.*	797,480
11,647	Emergent Biosolutions, Inc.*	240,511
2,815	Enzon Pharmaceuticals, Inc.*	27,362
6,931	Genomic Health, Inc.*	186,097
17,655	Maxygen, Inc.	95,867
40,408	Nabi Biopharmaceuticals*	79,604
1,740	Onyx Pharmaceuticals, Inc.*	57,385
47,855	PDL BioPharma, Inc.	296,222
10,385	Progenics Pharmaceuticals, Inc.*	56,702
20,447	SciClone Pharmaceuticals, Inc.*	131,270
26,448	Seattle Genetics, Inc.*(a)	450,409

		2,940,384

Building Products — 0.3%
4,811	Simpson Manufacturing Co., Inc.	136,151

Shares	Description	Value
Common Stocks — (continued)
Capital Markets — 0.4%
2,947	GAMCO Investors, Inc. Class A	$142,546
5,100	Pzena Investment Management, Inc. Class A	30,294
1,481	Safeguard Scientifics, Inc.*	26,969

		199,809

Chemicals — 3.2%
4,033	Ferro Corp.*	52,510
1,266	Georgia Gulf Corp.*	25,371
1,688	Koppers Holdings, Inc.	62,490
15,562	Kraton Performance Polymers, Inc.*	561,788
983	LSB Industries, Inc.*	39,064
6,299	PolyOne Corp.	97,634
17,025	Senomyx, Inc.*	88,871
7,380	Spartech Corp.*	42,435
4,425	Stepan Co.	350,902
4,104	TPC Group, Inc.*	164,776

		1,485,841

Commercial Banks* — 0.2%
1,340	First Republic Bank	37,949
653	Signature Bank	38,631

		76,580

Commercial Services & Supplies — 1.6%
6,438	Clean Harbors, Inc.*	339,604
14,571	HNI Corp.	304,679
2,234	Steelcase, Inc. Class A	22,184
2,486	United Stationers, Inc.	79,776

		746,243

Communications Equipment — 2.6%
2,225	Acme Packet, Inc.*	131,097
4,024	Arris Group, Inc.*	48,288
6,603	Aruba Networks, Inc.*	151,539
1,333	Blue Coat Systems, Inc.*	26,860
1,553	DG Fastchannel, Inc.*	43,888
2,210	EchoStar Corp. Class A*	73,947
974	EMS Technologies, Inc.*	32,025
12,222	Extreme Networks, Inc.*	41,433
13,089	Infinera Corp.*	84,162
14,358	Plantronics, Inc.	491,761
2,233	SeaChange International, Inc.*	21,347
10,317	ShoreTel, Inc.*	87,901

		1,234,248

Computers & Peripherals* — 1.1%
6,333	Hypercom Corp.	51,361
2,669	Imation Corp.	22,206
65,560	Quantum Corp.	172,423
1,764	Silicon Graphics International Corp.	25,172
3,604	Super Micro Computer, Inc.	50,780
6,189	Synaptics, Inc.	152,064
5,643	Xyratex Ltd.	53,778

		527,784

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Consumer Finance — 1.8%
28,663	Advance America Cash Advance Centers, Inc.	$202,074
2,797	Cash America International, Inc.	156,520
5,553	First Cash Financial Services, Inc.*	240,279
1,800	Green Dot Corp. Class A*	58,374
2,568	World Acceptance Corp.*	163,633

		820,880

Distributors* — 0.4%
6,567	Audiovox Corp. Class A	47,217
3,854	Core-Mark Holding Co., Inc.	143,523

		190,740

Diversified Consumer Services — 0.3%
1,357	Capella Education Co.*	58,012
831	Coinstar, Inc.*(a)	40,603
832	Weight Watchers International, Inc.	64,222

		162,837

Diversified Financial Services — 0.2%
1,508	Compass Diversified Holdings	22,575
13,681	Primus Guaranty Ltd.*(a)	86,327

		108,902

Diversified Telecommunication Services* — 0.3%
12,567	Cbeyond, Inc.	141,127

Electrical Equipment — 2.5%
1,877	Belden, Inc.	69,167
4,945	Coleman Cable, Inc.*	65,175
1,856	Franklin Electric Co., Inc.	81,014
2,912	Generac Holdings, Inc.*	54,018
602	General Cable Corp.*	23,942
7,792	II-VI, Inc.*	195,034
2,657	Polypore International, Inc.*	180,676
10,297	Vicor Corp.*	144,879
9,739	Woodward Governor Co.	335,995

		1,149,900

Electronic Equipment, Instruments & Components — 2.2%
10,334	Benchmark Electronics, Inc.*	151,393
18,843	Brightpoint, Inc.*	171,283
1,849	Electro Scientific Industries, Inc.*	35,519
7,365	Insight Enterprises, Inc.*	123,953
14,232	Methode Electronics, Inc.	150,575
1,827	National Instruments Corp.	47,210
6,979	RadiSys Corp.*	55,413
19,651	Vishay Intertechnology, Inc.*	270,594
1,780	Vishay Precision Group, Inc.*	30,349

		1,036,289

Energy Equipment & Services — 2.4%
1,205	Basic Energy Services, Inc.*	39,030
9,431	Complete Production Services, Inc.*	366,677

Shares	Description	Value
Common Stocks — (continued)
Energy Equipment & Services — (continued)
6,726	Dril-Quip, Inc.*	$474,250
10,526	Exterran Holdings, Inc.*	194,521
795	Lufkin Industries, Inc.	64,777

		1,139,255

Food & Staples Retailing — 0.5%
2,354	PriceSmart, Inc.	137,756
3,658	SUPERVALU, Inc.	31,459
1,258	The Fresh Market, Inc.*	44,697

		213,912

Food Products — 1.9%
3,622	Dole Food Co., Inc.*(a)	51,396
13,724	Lancaster Colony Corp.	825,224

		876,620

Health Care Equipment & Supplies — 5.8%
21,057	Align Technology, Inc.*	463,043
2,479	Analogic Corp.	133,345
762	HeartWare International, Inc.*	50,627
3,028	ICU Medical, Inc.*	128,630
13,783	Invacare Corp.	413,214
21,833	Masimo Corp.	606,521
4,962	Medical Action Industries, Inc.*	37,811
5,334	Meridian Bioscience, Inc.	115,214
6,726	Sirona Dental Systems, Inc.*	340,201
8,335	STERIS Corp.	291,642
7,469	Vascular Solutions, Inc.*	97,545
823	West Pharmaceutical Services, Inc.	36,105

		2,713,898

Health Care Providers & Services — 4.2%
3,989	AMERIGROUP Corp.*	219,395
5,300	AMN Healthcare Services, Inc.*	42,718
4,106	CardioNet, Inc.*	20,694
2,720	CorVel Corp.*	125,528
2,927	Coventry Health Care, Inc.*	93,664
3,615	Five Star Quality Care, Inc.*	17,894
9,394	Health Net, Inc.*	264,159
8,135	Kindred Healthcare, Inc.*	153,263
2,179	Magellan Health Services, Inc.*	113,526
14,791	Molina Healthcare, Inc.*	335,016
12,710	PharMerica Corp.*	162,307
5,450	Skilled Healthcare Group, Inc. Class A*	47,960
5,108	Sunrise Senior Living, Inc.*	45,053
7,794	Universal American Corp.	74,121
6,143	WellCare Health Plans, Inc.*	269,371

		1,984,669

Health Care Technology* — 0.4%
6,204	MedAssets, Inc.	78,605
1,905	SXC Health Solutions Corp.	120,262

		198,867

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hotels, Restaurants & Leisure — 2.7%
522	Biglari Holdings, Inc.*	$192,185
10,503	Domino’s Pizza, Inc.*	282,215
2,845	McCormick & Schmick’s Seafood Restaurants, Inc.*	25,150
5,297	O’Charley’s, Inc.*	32,259
2,748	P.F. Chang’s China Bistro, Inc.	90,492
11,330	Papa John’s International, Inc.*	353,609
1,835	Peet’s Coffee & Tea, Inc.*(a)	107,164
10,084	Texas Roadhouse, Inc.	166,588

		1,249,662

Household Durables — 1.1%
2,635	Blyth, Inc.	166,690
2,079	Harman International Industries, Inc.	86,486
7,978	iRobot Corp.*	278,911

		532,087

Household Products* — 0.1%
3,827	Central Garden & Pet Co. Class A	33,525

Insurance — 0.3%
10,016	CNO Financial Group, Inc.*	73,618
930	Global Indemnity PLC*	19,372
1,679	OneBeacon Insurance Group Ltd. Class A	21,390
2,641	Symetra Financial Corp.	33,171

		147,551

Internet & Catalog Retail — 0.0%
1,454	Nutrisystem, Inc.	21,723

Internet Software & Services — 2.6%
3,055	AOL, Inc.*	52,485
3,626	Liquidity Services, Inc.*	87,677
7,716	LivePerson, Inc.*	94,984
7,699	LogMeIn, Inc.*	273,700
14,917	Marchex, Inc. Class B	129,330
3,658	ModusLink Global Solutions, Inc.	15,327
2,854	Rackspace Hosting, Inc.*	114,160
43,842	RealNetworks, Inc.*	148,186
4,145	Saba Software, Inc.*	32,165
14,053	ValueClick, Inc.*	253,797

		1,201,811

IT Services — 1.5%
5,904	CSG Systems International, Inc.*	104,855
40,706	Lionbridge Technologies, Inc.*	132,294
1,465	ManTech International Corp. Class A	59,772
13,400	TeleTech Holdings, Inc.*	265,186
3,994	VeriFone Systems, Inc.*	157,244

		719,351

Leisure Equipment & Products — 1.6%
6,389	Polaris Industries, Inc.	757,416

Shares	Description	Value
Common Stocks — (continued)
Life Sciences Tools & Services* — 0.5%
36,801	Affymetrix, Inc.	$207,926
6,109	eResearchTechnology, Inc.	38,914

		246,840

Machinery — 4.4%
1,428	Actuant Corp. Class A	35,286
1,451	Alamo Group, Inc.	34,693
3,687	Altra Holdings, Inc.*	81,999
3,325	Astec Industries, Inc.*	124,754
10,768	Briggs & Stratton Corp.	184,564
1,660	Douglas Dynamics, Inc.	25,215
1,593	Kaydon Corp.	56,790
12,473	Lydall, Inc.*	150,674
3,811	Met-Pro Corp.	40,168
5,628	Mueller Industries, Inc.	211,219
8,612	Mueller Water Products, Inc. Class A	28,161
2,229	NACCO Industries, Inc. Class A	202,572
8,057	Sauer-Danfoss, Inc.*	382,708
2,206	Tecumseh Products Co. Class A*	22,545
4,264	Tennant Co.	182,542
1,005	Terex Corp.*	22,321
326	The Toro Co.	17,549
6,021	TriMas Corp.*	144,323
3,279	Twin Disc, Inc.	124,602

		2,072,685

Media* — 0.2%
1,468	Clear Channel Outdoor Holdings, Inc. Class A	17,249
13,571	Journal Communications, Inc. Class A	67,312

		84,561

Metals & Mining — 1.2%
50,500	Golden Star Resources Ltd.*	127,765
3,541	Hecla Mining Co.*	27,513
21,392	Noranda Aluminum Holding Corp.*	296,921
4,911	Titanium Metals Corp.	87,367

		539,566

Oil, Gas & Consumable Fuels — 8.2%
17,303	Alon USA Energy, Inc.	210,404
419	Contango Oil & Gas Co.*	26,431
9,574	CVR Energy, Inc.*	257,062
3,579	Energy Partners Ltd.*	60,879
6,460	HollyFrontier Corp.	487,019
8,745	Oasis Petroleum, Inc.*	258,327
5,903	PetroQuest Energy, Inc.*	47,991
1,717	Rosetta Resources, Inc.*	88,889
1,481	Targa Resources, Corp.	49,999
27,511	Tesoro Corp.*	668,242
34,250	W&T Offshore, Inc.	928,175
14,526	Warren Resources, Inc.*	59,121
34,164	Western Refining, Inc.*(a)	697,971

		3,840,510

Paper & Forest Products* — 0.6%
3,601	Clearwater Paper Corp.	272,380

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Personal Products* — 0.2%
1,215	Medifast, Inc.(a)	$23,449
2,665	USANA Health Sciences, Inc.	72,888

		96,337

Pharmaceuticals* — 1.8%
16,993	Akorn, Inc.	117,761
6,402	Obagi Medical Products, Inc.	66,389
11,836	Questcor Pharmaceuticals, Inc.	367,508
6,232	The Medicines Co.	93,355
11,408	ViroPharma, Inc.	206,257

		851,270

Professional Services — 1.6%
6,984	CDI Corp.	90,513
5,801	Insperity, Inc.	169,505
21,322	Kelly Services, Inc. Class A*	333,689
3,660	Kforce, Inc.*	50,435
2,879	Mistras Group, Inc.*	49,116
3,943	SFN Group, Inc.*	54,886

		748,144

Real Estate Investment Trusts — 2.1%
3,427	Equity Lifestyle Properties, Inc.	223,303
420	Federal Realty Investment Trust	36,683
1,720	Getty Realty Corp.	39,904
3,316	LTC Properties, Inc.	90,030
5,376	National Health Investors, Inc.	244,554
3,555	Potlatch Corp.	118,097
3,527	Rayonier, Inc.	227,315
263	SL Green Realty Corp.	21,571

		1,001,457

Real Estate Management & Development — 0.1%
336	Jones Lang LaSalle, Inc.	28,600

Road & Rail — 0.9%
10,366	Celadon Group, Inc.*	141,807
5,130	Heartland Express, Inc.	78,592
2,336	Roadrunner Transportation Systems, Inc.*	36,044
3,455	Universal Truckload Services, Inc.*	54,935
4,997	Werner Enterprises, Inc.	117,679

		429,057

Semiconductors & Semiconductor Equipment — 4.2%
12,855	Advanced Analogic Technologies, Inc.*	77,773
16,723	Applied Micro Circuits Corp.*	105,522
18,480	Integrated Device Technology, Inc.*	126,403
2,794	Kulicke and Soffa Industries, Inc.*	25,705
94,321	Lattice Semiconductor Corp.*	584,790
15,491	LTX-Credence Corp.*	111,380
26,786	Micrel, Inc.	271,878
21,540	PLX Technology, Inc.*	73,452
42,592	RF Micro Devices, Inc.*	287,496

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
4,809	Standard Microsystems Corp.*	$113,781
7,761	Tessera Technologies, Inc.*	121,925
6,350	Zoran Corp.*	52,705

		1,952,810

Software — 9.1%
11,231	Accelrys, Inc.*	81,649
4,699	Actuate Corp.*	28,523
13,848	Advent Software, Inc.*(b)	321,689
13,613	Blackbaud, Inc.	345,770
4,013	Bottomline Technologies, Inc.*	93,463
11,842	CommVault Systems, Inc.*	458,522
2,563	Deltek, Inc.*	18,351
1,066	ePlus, Inc.*	28,281
7,054	Kenexa Corp.*	180,371
25,956	Magma Design Automation, Inc.*	193,113
9,466	Manhattan Associates, Inc.*	353,082
11,050	Mentor Graphics Corp.*	126,302
4,685	MicroStrategy, Inc. Class A*	746,648
2,562	OPNET Technologies, Inc.	87,902
3,926	PROS Holdings, Inc.*	64,072
3,186	QAD, Inc. Class A*	34,409
15,395	Quest Software, Inc.*	292,197
10,134	Renaissance Learning, Inc.	130,222
2,827	Solarwinds, Inc.*	60,809
4,084	Taleo Corp. Class A*	135,180
3,533	TeleNav, Inc.*	35,436
7,597	The Ultimate Software Group, Inc.*	413,125
2,708	TiVo, Inc.*	25,455

		4,254,571

Specialty Retail — 5.3%
3,676	Body Central Corp.*	78,997
1,052	Cabela’s, Inc.*	28,783
7,986	DSW, Inc. Class A*	423,098
3,734	Genesco, Inc.*	193,421
7,926	Group 1 Automotive, Inc.	377,515
7,480	Lithia Motors, Inc. Class A	154,387
6,695	Rue21, Inc.*(a)	220,065
5,997	Select Comfort Corp.*	100,869
4,982	Sonic Automotive, Inc. Class A	78,068
8,987	Ulta Salon, Cosmetics & Fragrance, Inc.*	566,451
5,288	Zale Corp.*	29,666
8,828	Zumiez, Inc.*	234,560

		2,485,880

Textiles, Apparel & Luxury Goods — 2.8%
2,379	Fossil, Inc.*	298,969
6,708	Oxford Industries, Inc.	262,819
2,259	Perry Ellis International, Inc.*	52,793
1,823	The Timberland Co. Class A*	78,006
5,076	Under Armour, Inc. Class A*	372,629
5,743	Vera Bradley, Inc.*	208,299
1,157	Wolverine World Wide, Inc.	43,816

		1,317,331

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Trading Companies & Distributors — 1.3%
5,760	Applied Industrial Technologies, Inc.	$183,859
7,103	Watsco, Inc.	420,356

		604,215

Wireless Telecommunication Services — 0.8%
22,332	USA Mobility, Inc.	368,701

TOTAL COMMON STOCKS		$46,042,890

Exchange Traded Fund(a) — 0.1%
Other — 0.1%
400	iShares Russell 2000 Growth Index Fund	$36,468

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(c) — 2.1%
Repurchase Agreement — 2.1%
Joint Repurchase Agreement Account II
$1,000,000	0.211%	08/01/11	$1,000,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$47,079,358

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) — 2.2%
Financial Square Money Market Fund
1,029,350	0.110%	$1,029,350

TOTAL INVESTMENTS — 102.8%		$48,108,708

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(1,302,039)

NET ASSETS — 100.0%		$46,806,669

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(c) Joint repurchase agreement was entered into on July 29, 2011. Additional information appears in the Notes to the Schedule of Investments section.

(d) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2011.

(e) Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Russell Mini 2000 Index	11	September 2011	$875,050	$(8,102)

TAX INFORMATION — At July 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$37,150,604

Gross unrealized gain	12,415,220
Gross unrealized loss	(1,457,116)

Net unrealized security gain	$10,958,104

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 97.9%
Aerospace & Defense — 1.9%
1,679	Alliant Techsystems, Inc.	$109,521
21,853	Ceradyne, Inc.*	708,256
3,950	Cubic Corp.	191,733
10,593	Curtiss-Wright Corp.	338,552
2,669	Ducommun, Inc.	58,718
34,165	Hexcel Corp.*	817,910
11,550	LMI Aerospace, Inc.*	265,534
3,646	Teledyne Technologies, Inc.*	197,723

		2,687,947

Airlines — 1.4%
17,556	Alaska Air Group, Inc.*	1,073,022
1,198	Copa Holdings SA Class A	78,601
65,752	SkyWest, Inc.	845,571

		1,997,194

Auto Components — 0.7%
18,088	Modine Manufacturing Co.*	269,692
22,870	Spartan Motors, Inc.	105,202
28,666	Superior Industries International, Inc.	580,200

		955,094

Beverages — 0.3%
14,754	National Beverage Corp.	218,064
2,361	The Boston Beer Co., Inc. Class A*	212,844

		430,908

Biotechnology* — 0.4%
18,073	Emergent Biosolutions, Inc.	373,207
10,307	Enzon Pharmaceuticals, Inc.	100,184
33,046	Nabi Biopharmaceuticals	65,101

		538,492

Building Products — 0.6%
7,390	American Woodmark Corp.	122,822
4,493	Quanex Building Products Corp.	70,406
5,484	Simpson Manufacturing Co., Inc.	155,197
17,307	Universal Forest Products, Inc.	510,037

		858,462

Capital Markets — 3.0%
3,130	Arlington Asset Investment Corp. Class A	87,890
50,487	BlackRock Kelso Capital Corp.	435,703
1,932	Capital Southwest Corp.(a)	181,434
14,483	GAMCO Investors, Inc. Class A	700,543
25,395	Gladstone Capital Corp.	228,555
9,373	Golub Capital BDC, Inc.	146,687
66,063	Hercules Technology Growth Capital, Inc.	620,992
10,303	INTL FCStone, Inc.*	236,763
13,175	MVC Capital, Inc.	164,819
81,617	NGP Capital Resources Co.	642,326
18,325	Safeguard Scientifics, Inc.*	333,698
2,218	Solar Capital Ltd.	51,103
44,217	TICC Capital Corp.	397,069

		4,227,582

Shares	Description	Value
Common Stocks — (continued)
Chemicals — 3.1%
33,731	A. Schulman, Inc.	$747,142
1,644	Airgas, Inc.	112,943
5,556	Georgia Gulf Corp.*	111,342
6,180	Innophos Holdings, Inc.	297,876
31,185	Kraton Performance Polymers, Inc.*	1,125,778
1,219	Minerals Technologies, Inc.	78,967
19,555	OM Group, Inc.*	709,455
48,977	PolyOne Corp.	759,143
29,178	Spartech Corp.*	167,774
2,843	Stepan Co.	225,450
1,701	TPC Group, Inc.*	68,295

		4,404,165

Commercial Banks — 9.6%
10,558	1st Source Corp.	243,362
33,259	Banco Latinoamericano de Comercio Exterior SA Class E	588,352
139,861	CVB Financial Corp.(b)	1,355,253
19,102	F.N.B. Corp.	191,020
28,175	First Bancorp	277,524
31,009	First Financial Bancorp	496,454
44,542	First Interstate BancSystem, Inc.	595,972
28,376	FirstMerit Corp.	414,573
11,590	Fulton Financial Corp.	117,639
39,696	Glacier Bancorp, Inc.	521,605
17,468	Great Southern Bancorp, Inc.	318,966
2,293	Home Bancshares, Inc.	54,046
122,727	International Bancshares Corp.	2,064,268
107,020	Investors Bancorp, Inc.*	1,481,157
6,175	Lakeland Financial Corp.	139,246
4,164	Park National Corp.(b)	256,669
55,825	Popular, Inc.*	133,980
6,646	Prosperity Bancshares, Inc.	276,008
33,225	Renasant Corp.(b)	508,343
27,147	Southwest Bancorp, Inc.*	168,311
24,531	Susquehanna Bancshares, Inc.	184,718
18,195	SVB Financial Group*	1,110,259
48,955	Texas Capital Bancshares, Inc.*	1,337,940
3,912	TriCo Bancshares	57,976
3,076	Trustmark Corp.	67,026
10,931	United Bankshares, Inc.(b)	260,814
84,003	Wilshire Bancorp, Inc.*	277,210

		13,498,691

Commercial Services & Supplies — 0.7%
1,590	Clean Harbors, Inc.*	83,873
8,003	Copart, Inc.*	347,730
43,463	Kimball International, Inc. Class B	260,778
8,880	United Stationers, Inc.	284,959

		977,340

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Communications Equipment — 0.8%
3,489	DG Fastchannel, Inc.*	$98,599
7,367	EchoStar Corp. Class A*	246,500
95,179	Extreme Networks, Inc.*	322,657
4,094	Plantronics, Inc.	140,219
65,958	Symmetricom, Inc.*	373,982

		1,181,957

Computers & Peripherals* — 1.2%
46,971	Electronics for Imaging, Inc.	808,371
67,110	Imation Corp.	558,355
147,927	Quantum Corp.	389,048

		1,755,774

Consumer Finance — 2.3%
125,812	Advance America Cash Advance Centers, Inc.	886,975
18,012	Cash America International, Inc.	1,007,952
5,898	First Cash Financial Services, Inc.*	255,206
18,352	World Acceptance Corp.*	1,169,389

		3,319,522

Distributors* — 0.1%
2,678	Core-Mark Holding Co., Inc.	99,729

Diversified Consumer Services* — 0.4%
9,071	Ascent Capital Group LLC Class A	436,406
3,764	Universal Technical Institute, Inc.	65,117

		501,523

Diversified Financial Services — 1.2%
73,816	Compass Diversified Holdings(b)	1,105,026
85,559	Primus Guaranty Ltd.*	539,877

		1,644,903

Diversified Telecommunication Services* — 0.3%
19,258	IDT Corp. Class B	464,696

Electric Utilities — 3.0%
6,465	DPL, Inc.	195,566
3,006	El Paso Electric Co.	100,551
6,990	Great Plains Energy, Inc.	140,988
1,154	IDACORP, Inc.	45,248
1,497	Northeast Utilities	50,898
10,021	Pepco Holdings, Inc.	187,192
1,783	Pinnacle West Capital Corp.	75,510
104,587	PNM Resources, Inc.	1,570,897
70,732	Portland General Electric Co.	1,752,739
1,702	Unisource Energy Corp.	62,668

		4,182,257

Electrical Equipment — 0.7%
9,209	Encore Wire Corp.	202,690
2,846	Generac Holdings, Inc.*	52,793
2,618	II-VI, Inc.*	65,529
69,049	LSI Industries, Inc.	574,488
11,900	Vicor Corp.*	167,433

		1,062,933

Shares	Description	Value
Common Stocks — (continued)
Electronic Equipment, Instruments & Components — 1.6%
35,155	Agilysys, Inc.*	$336,433
16,540	CTS Corp.	162,588
36,047	Insight Enterprises, Inc.*	606,671
47,990	Methode Electronics, Inc.	507,734
8,012	Newport Corp.*	124,507
16,737	RadiSys Corp.*	132,892
27,885	Vishay Intertechnology, Inc.*	383,977

		2,254,802

Energy Equipment & Services* — 1.8%
48,066	Complete Production Services, Inc.	1,868,806
5,412	Dawson Geophysical Co.	214,802
1,331	Dril-Quip, Inc.	93,849
6,618	Exterran Holdings, Inc.	122,301
9,251	Newpark Resources, Inc.	85,942
14,910	Union Drilling, Inc.	166,246

		2,551,946

Food & Staples Retailing — 0.3%
7,139	Ingles Markets, Inc. Class A	109,941
9,610	SUPERVALU, Inc.	82,646
9,301	Susser Holdings Corp.*	151,699
1,616	The Fresh Market, Inc.*	57,416

		401,702

Food Products — 1.9%
5,481	Dean Foods Co.*	60,401
80,513	Dole Food Co., Inc.*(b)	1,142,479
12,964	Flowers Foods, Inc.	284,171
17,937	Fresh Del Monte Produce, Inc.	439,636
21,754	John B. Sanfilippo & Son, Inc.*	182,081
10,512	Lancaster Colony Corp.	632,086

		2,740,854

Gas Utilities — 1.9%
1,456	Nicor, Inc.	79,643
68,365	Southwest Gas Corp.	2,549,331

		2,628,974

Health Care Equipment & Supplies — 0.3%
3,925	Align Technology, Inc.*	86,311
10,376	Invacare Corp.	311,072
12,852	Medical Action Industries, Inc.*	97,932

		495,315

Health Care Providers & Services — 3.8%
10,625	AMERIGROUP Corp.*	584,375
17,712	Assisted Living Concepts, Inc. Class A	277,547
1,857	Centene Corp.*	60,928
2,375	Health Net, Inc.*	66,785
44,979	Kindred Healthcare, Inc.*	847,404

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Health Care Providers & Services — (continued)
24,981	Magellan Health Services, Inc.*	$1,301,510
41,853	Molina Healthcare, Inc.*	947,971
28,460	Skilled Healthcare Group, Inc. Class A*	250,448
43,163	Universal American Corp.	410,480
14,157	WellCare Health Plans, Inc.*	620,785

		5,368,233

Hotels, Restaurants & Leisure* — 1.7%
2,778	Biglari Holdings, Inc.	1,022,776
16,397	Domino’s Pizza, Inc.	440,587
60,496	O’Charley’s, Inc.	368,421
16,395	Papa John’s International, Inc.	511,688

		2,343,472

Household Durables — 1.2%
14,989	Blyth, Inc.	948,204
6,605	CSS Industries, Inc.	131,043
4,374	Harman International Industries, Inc.	181,958
15,754	Hooker Furniture Corp.	142,101
2,645	Leggett & Platt, Inc.	57,397
2,994	Mohawk Industries, Inc.*	155,778
2,025	Tempur-Pedic International, Inc.*	145,820

		1,762,301

Household Products* — 0.4%
61,857	Central Garden & Pet Co. Class A	541,867

Independent Power Producers & Energy Traders* — 0.1%
14,244	Dynegy, Inc.	81,476

Industrial Conglomerates — 0.3%
125	Seaboard Corp.	326,875
4,608	Tredegar Corp.	87,829

		414,704

Insurance — 3.3%
2,691	Allied World Assurance Co. Holdings Ltd.	146,525
34,961	American Equity Investment Life Holding Co.	414,987
15,556	Aspen Insurance Holdings Ltd.	402,900
20,969	CNO Financial Group, Inc.*	154,122
137,179	Flagstone Reinsurance Holdings SA	1,222,265
15,488	Global Indemnity PLC*	322,615
5,252	Kansas City Life Insurance Co.	153,884
70,094	Maiden Holdings Ltd.	649,771
28,529	Montpelier Re Holdings Ltd.	492,411
8,928	Presidential Life Corp.	101,422
1,780	StanCorp Financial Group, Inc.	59,203
14,769	Symetra Financial Corp.	185,499
8,249	United Fire & Casualty Co.	141,470
8,956	W.R. Berkley Corp.	275,755

		4,722,829

Internet & Catalog Retail — 0.1%
24,857	Gaiam, Inc.	107,382

Shares	Description	Value
Common Stocks — (continued)
Internet Software & Services — 0.8%
72,386	Marchex, Inc. Class B	$627,587
131,172	RealNetworks, Inc.*	443,361

		1,070,948

IT Services — 1.3%
1,221	CACI International, Inc. Class A*	72,137
133,641	Ciber, Inc.*	670,878
7,874	CSG Systems International, Inc.*	139,842
66,490	Lionbridge Technologies, Inc.*	216,092
6,357	ManTech International Corp. Class A	259,366
3,002	MAXIMUS, Inc.	115,967
3,914	Sapient Corp.*	54,483
6,069	TeleTech Holdings, Inc.*	120,106
5,611	VeriFone Systems, Inc.*	220,905

		1,869,776

Leisure Equipment & Products — 0.3%
30,199	Callaway Golf Co.	191,764
1,448	Polaris Industries, Inc.	171,660

		363,424

Life Sciences Tools & Services* — 0.5%
99,481	Affymetrix, Inc.	562,067
23,292	Albany Molecular Research, Inc. Class A	111,336

		673,403

Machinery — 4.2%
23,411	Albany International Corp. Class A	622,030
4,117	American Railcar Industries, Inc.*	96,296
9,361	Astec Industries, Inc.*	351,225
28,384	Briggs & Stratton Corp.	486,502
14,842	EnPro Industries, Inc.*	686,294
20,596	Kadant, Inc.*	541,881
32,415	Miller Industries, Inc.	530,958
39,291	Mueller Industries, Inc.	1,474,591
9,732	NACCO Industries, Inc. Class A	884,444
2,148	Sauer-Danfoss, Inc.*	102,030
22,287	Tecumseh Products Co. Class A*	227,773

		6,004,024

Media* — 0.3%
82,292	Journal Communications, Inc. Class A	408,168

Metals & Mining — 1.3%
4,687	Haynes International, Inc.	293,594
11,757	Kaiser Aluminum Corp.	656,276
16,920	Materion Corp.*	644,990
8,501	Noranda Aluminum Holding Corp.*	117,994
3,983	Olympic Steel, Inc.	104,156
3,546	Titanium Metals Corp.	63,083

		1,880,093

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Multi-Utilities — 1.2%
8,005	Alliant Energy Corp.	$315,477
26,083	Black Hills Corp.	779,360
977	Integrys Energy Group, Inc.	49,055
3,548	NSTAR	157,283
1,315	OGE Energy Corp.	65,803
5,254	SCANA Corp.	205,904
4,018	TECO Energy, Inc.	74,454

		1,647,336

Multiline Retail — 0.9%
3,892	99 Cents Only Stores*	76,867
64,292	Fred’s, Inc. Class A	847,368
27,147	Saks, Inc.*	291,559

		1,215,794

Oil, Gas & Consumable Fuels — 5.7%
14,990	Alon USA Energy, Inc.	182,278
20,331	Delek US Holdings, Inc.	337,901
4,476	Energy Partners Ltd.*	76,137
8,191	HollyFrontier Corp.	617,520
46,819	PetroQuest Energy, Inc.*(b)	380,639
3,328	REX American Resources Corp.*	57,341
1,609	Targa Resources, Corp.	54,320
96,261	Tesoro Corp.*(a)	2,338,180
68,947	USEC, Inc.*(b)	235,109
66,598	W&T Offshore, Inc.	1,804,806
96,824	Western Refining, Inc.*(b)	1,978,114

		8,062,345

Paper & Forest Products — 1.5%
20,538	Clearwater Paper Corp.*	1,553,494
884	Domtar Corp.	70,676
35,575	KapStone Paper and Packaging Corp.*	554,614

		2,178,784

Personal Products* — 0.5%
2,253	Medifast, Inc.(b)	43,483
51,422	Prestige Brands Holdings, Inc.	628,377

		671,860

Pharmaceuticals* — 0.6%
15,760	The Medicines Co.	236,085
37,355	ViroPharma, Inc.	675,378

		911,463

Professional Services — 1.1%
30,594	CDI Corp.	396,498
3,040	FTI Consulting, Inc.*	110,321
61,355	Kelly Services, Inc. Class A*	960,206
8,316	SFN Group, Inc.*	115,759

		1,582,784

Shares	Description	Value
Common Stocks — (continued)
Real Estate Investment Trusts — 13.4%
7,962	Acadia Realty Trust	$167,122
19,980	Agree Realty Corp.	453,746
63,850	American Campus Communities, Inc.	2,376,497
42,795	Ashford Hospitality Trust	466,466
6,657	Chatham Lodging Trust	103,583
15,705	Chesapeake Lodging Trust	259,133
2,379	EastGroup Properties, Inc.	105,913
30,030	Equity Lifestyle Properties, Inc.	1,956,755
5,225	Excel Trust, Inc.	59,931
56,245	Extra Space Storage, Inc.	1,195,769
7,115	Federal Realty Investment Trust	621,424
87,707	Franklin Street Properties Corp.	1,105,985
48,812	Healthcare Realty Trust, Inc.	956,715
2,324	Highwoods Properties, Inc.	80,015
38,707	LTC Properties, Inc.	1,050,895
158,406	MPG Office Trust, Inc.*(b)	524,324
23,310	National Health Investors, Inc.	1,060,372
32,815	National Retail Properties, Inc.	823,328
64,567	OMEGA Healthcare Investors, Inc.	1,268,096
3,737	One Liberty Properties, Inc.	57,774
50,068	Potlatch Corp.	1,663,259
25,334	Rayonier, Inc.	1,632,776
3,933	Senior Housing Properties Trust	94,156
823	SL Green Realty Corp.	67,503
6,188	Two Harbors Investment Corp.	60,642
12,083	Universal Health Realty Income Trust	497,940
8,748	Urstadt Biddle Properties Class A	155,190

		18,865,309

Road & Rail — 1.2%
10,344	Heartland Express, Inc.	158,470
4,404	Knight Transportation, Inc.	69,319
1,627	Landstar System, Inc.	72,971
13,865	Universal Truckload Services, Inc.*	220,453
50,512	Werner Enterprises, Inc.	1,189,558

		1,710,771

Semiconductors & Semiconductor Equipment* — 1.9%
28,303	DSP Group, Inc.	214,820
247,220	Lattice Semiconductor Corp.	1,532,764
6,695	LTX-Credence Corp.	48,137
25,636	Photronics, Inc.	191,757
95,647	Silicon Image, Inc.	548,058
3,194	Standard Microsystems Corp.	75,570
3,211	Tessera Technologies, Inc.	50,445
6,071	Zoran Corp.	50,389

		2,711,940

Software* — 1.7%
48,238	Accelrys, Inc.	350,690
43,661	Magma Design Automation, Inc.	324,838
27,073	Mentor Graphics Corp.	309,444
6,869	MicroStrategy, Inc. Class A	1,094,713
10,084	QAD, Inc. Class A	108,907
1,691	QLIK Technologies, Inc.	51,254
12,129	Quest Software, Inc.	230,209

		2,470,055

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Specialty Retail — 4.8%
3,912	Asbury Automotive Group, Inc.*	$84,225
24,049	Brown Shoe Co., Inc.	242,895
19,148	Build-A-Bear Workshop, Inc.*(b)	118,526
15,856	Cabela’s, Inc.*	433,820
11,712	Foot Locker, Inc.	254,502
3,302	GameStop Corp. Class A*	77,861
6,079	Genesco, Inc.*	314,892
34,913	Group 1 Automotive, Inc.	1,662,906
38,651	Lithia Motors, Inc. Class A	797,757
22,506	Pacific Sunwear of California, Inc.*	62,792
3,133	Penske Automotive Group, Inc.	69,333
1,612	PetSmart, Inc.	69,348
3,968	Select Comfort Corp.*	66,742
12,614	Shoe Carnival, Inc.*	398,476
31,957	Sonic Automotive, Inc. Class A	500,766
72,703	Stage Stores, Inc.	1,294,114
1,161	The Buckle, Inc.	51,444
3,614	Vitamin Shoppe, Inc.*	157,426
8,191	Zale Corp.*(b)	45,952
2,074	Zumiez, Inc.*	55,106

		6,758,883

Textiles, Apparel & Luxury Goods — 1.2%
5,317	Columbia Sportswear Co.	305,196
1,902	Fossil, Inc.*	239,024
27,252	Kenneth Cole Productions, Inc. Class A*	347,736
11,299	Movado Group, Inc.	182,818
22,681	Perry Ellis International, Inc.*	530,055
1,345	Vera Bradley, Inc.*	48,783

		1,653,612

Thrifts & Mortgage Finance — 1.3%
51,474	Astoria Financial Corp.	599,672
57,379	Brookline Bancorp, Inc.	490,591
41,691	Northwest Bancshares, Inc.	512,382
15,582	People’s United Financial, Inc.(b)	197,580
5,892	Provident Financial Services, Inc.	81,663

		1,881,888

Tobacco — 0.3%
66,113	Alliance One International, Inc.*	217,512
4,328	Universal Corp.	158,924

		376,436

Shares	Description	Value
Common Stocks — (continued)
Trading Companies & Distributors — 0.9%
9,894	H&E Equipment Services, Inc.*	$118,728
1,356	MSC Industrial Direct Co., Inc. Class A	83,774
8,143	United Rentals, Inc.*	187,370
14,068	Watsco, Inc.	832,544

		1,222,416

Wireless Telecommunication Services — 0.6%
50,890	USA Mobility, Inc.	840,194

TOTAL COMMON STOCKS		$138,236,732

Investment Company — 0.1%
Capital Markets — 0.1%
10,178	THL Credit, Inc.	$127,632

Units	Description	Expiration Month	Value
Warrant* — 0.0%
Media — 0.0%
635	Granite Broadcasting Corp.	06/12	$—

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(c) — 2.3%
Repurchase Agreement — 2.3%
Joint Repurchase Agreement Account II
$3,200,000	0.211%	08/01/11	$3,200,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$141,564,364

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) — 3.7%
Financial Square Money Market Fund
5,208,550	0.110%	$5,208,550

TOTAL INVESTMENTS — 104.0%		$146,772,914

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0)%		(5,617,002)

NET ASSETS — 100.0%		$141,155,912

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(c) Joint repurchase agreement was entered into on July 29, 2011. Additional information appears in the Notes to the Schedule of Investments section.

(d) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2011.

(e) Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain(Loss)

Russell Mini 2000 Index	34	September 2011	$2,704,700	$(34,648)

TAX INFORMATION — At July 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$115,497,920

Gross unrealized gain	36,434,963
Gross unrealized loss	(5,159,969)

Net unrealized security gain	$31,274,994

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 97.8%
Aerospace & Defense — 2.0%
61,856	Honeywell International, Inc.	$3,284,554
8,189	Lockheed Martin Corp.	620,153
71,071	Northrop Grumman Corp.	4,300,506
4,701	Rockwell Collins, Inc.	258,978
5,110	United Technologies Corp.	423,312

		8,887,503

Air Freight & Logistics — 1.9%
22,610	FedEx Corp.	1,964,357
99,325	United Parcel Service, Inc. Class B	6,875,276

		8,839,633

Airlines — 0.0%
2,405	Copa Holdings SA Class A	157,792

Auto Components — 0.6%
14,447	Autoliv, Inc.	955,814
38,720	TRW Automotive Holdings Corp.*	1,954,198

		2,910,012

Beverages — 0.3%
6,758	Dr. Pepper Snapple Group, Inc.	255,182
7,258	Hansen Natural Corp.*	556,108
8,220	Molson Coors Brewing Co. Class B	370,311

		1,181,601

Biotechnology* — 2.9%
90,678	Amgen, Inc.	4,960,086
29,729	Biogen Idec, Inc.	3,028,493
23,366	Celgene Corp.	1,385,604
89,355	Gilead Sciences, Inc.	3,785,078

		13,159,261

Capital Markets — 1.1%
126,706	Bank of New York Mellon Corp.	3,181,587
90,828	SEI Investments Co.	1,796,578

		4,978,165

Chemicals — 2.2%
13,273	Ashland, Inc.	812,838
7,526	CF Industries Holdings, Inc.	1,168,938
24,171	Eastman Chemical Co.	2,334,677
78,056	Huntsman Corp.	1,490,870
2,187	PPG Industries, Inc.	184,145
17,488	The Dow Chemical Co.	609,807
12,169	The Mosaic Co.	860,592
17,494	The Scotts Miracle-Gro Co. Class A	882,747
19,299	The Sherwin-Williams Co.	1,489,304

		9,833,918

Shares	Description	Value
Common Stocks — (continued)
Commercial Banks — 1.8%
7,486	PNC Financial Services Group, Inc.	$406,415
47,739	U.S. Bancorp	1,244,078
226,896	Wells Fargo & Co.	6,339,474

		7,989,967

Communications Equipment — 1.4%
286,675	Cisco Systems, Inc.	4,578,200
6,957	Juniper Networks, Inc.*	162,724
30,652	Motorola Solutions, Inc.*	1,375,968
78,337	Tellabs, Inc.	324,315

		6,441,207

Computers & Peripherals — 3.7%
352,836	Dell, Inc.*	5,730,057
28,708	EMC Corp.*	748,705
91,671	Hewlett-Packard Co.	3,223,152
5,321	Lexmark International, Inc. Class A*	178,626
105,524	NetApp, Inc.*	5,014,500
58,593	QLogic Corp.*	888,856
35,677	Western Digital Corp.*	1,229,429

		17,013,325

Construction & Engineering — 0.0%
2,591	Fluor Corp.	164,606

Consumer Finance — 1.0%
90,352	Capital One Financial Corp.	4,318,826
14,745	Discover Financial Services	377,619

		4,696,445

Diversified Consumer Services* — 0.1%
11,441	Apollo Group, Inc. Class A	581,546

Diversified Financial Services — 1.8%
249,528	Bank of America Corp.	2,422,917
37,917	Citigroup, Inc.	1,453,738
2,088	CME Group, Inc.	603,829
85,902	JPMorgan Chase & Co.	3,474,736
9,470	Moody’s Corp.	337,226

		8,292,446

Diversified Telecommunication Services — 2.4%
343,990	AT&T, Inc.(a)	10,065,147
21,497	Verizon Communications, Inc.	758,629

		10,823,776

Electric Utilities — 1.7%
307,576	Duke Energy Corp.	5,720,914
2,525	Entergy Corp.	168,670
38,122	Exelon Corp.	1,680,036
4,048	Southern Co.	160,058

		7,729,678

Electrical Equipment — 0.9%
70,302	Emerson Electric Co.	3,451,125
11,261	Rockwell Automation, Inc.	808,090

		4,259,215

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Electronic Equipment, Instruments & Components* — 1.2%
103,987	Flextronics International Ltd.	$670,716
173,423	Ingram Micro, Inc. Class A	3,216,997
112,517	Vishay Intertechnology, Inc.	1,549,359

		5,437,072

Energy Equipment & Services — 0.6%
3,936	Cameron International Corp.*	220,180
6,993	Core Laboratories NV	759,999
7,584	Halliburton Co.	415,072
7,254	National-Oilwell Varco, Inc.	584,455
9,015	Oil States International, Inc.*	727,511
4,383	Patterson-UTI Energy, Inc.	142,579

		2,849,796

Food & Staples Retailing — 1.5%
16,263	Costco Wholesale Corp.	1,272,580
12,972	CVS Caremark Corp.	471,532
6,896	The Kroger Co.	171,504
9,634	Wal-Mart Stores, Inc.	507,808
97,816	Walgreen Co.	3,818,737
11,689	Whole Foods Market, Inc.	779,656

		7,021,817

Food Products — 1.6%
128,326	Archer-Daniels-Midland Co.	3,898,544
189,705	Tyson Foods, Inc. Class A	3,331,220

		7,229,764

Health Care Equipment & Supplies — 1.1%
250,705	Boston Scientific Corp.*	1,795,048
75,951	CareFusion Corp.*	2,004,347
6,534	DENTSPLY International, Inc.	247,573
2,104	Intuitive Surgical, Inc.*	842,757

		4,889,725

Health Care Providers & Services — 2.2%
64,405	Cardinal Health, Inc.	2,818,363
12,454	Coventry Health Care, Inc.*	398,528
33,511	Humana, Inc.	2,499,250
29,409	UnitedHealth Group, Inc.	1,459,569
43,964	WellPoint, Inc.	2,969,768

		10,145,478

Hotels, Restaurants & Leisure — 1.4%
49,082	Carnival Corp.	1,634,431
2,829	Chipotle Mexican Grill, Inc.*	918,237
95,128	Starbucks Corp.	3,813,681
3,170	Yum! Brands, Inc.	167,439

		6,533,788

Household Durables — 0.7%
46,329	Harman International Industries, Inc.	1,927,286
27,491	Mohawk Industries, Inc.*	1,430,357

		3,357,643

Household Products — 2.4%
13,782	Colgate-Palmolive Co.	1,162,925
159,963	The Procter & Gamble Co.	9,836,125

		10,999,050

Shares	Description	Value
Common Stocks — (continued)
Industrial Conglomerates — 1.8%
7,012	Danaher Corp.	$344,359
405,978	General Electric Co.	7,271,066
12,041	Tyco International Ltd.	533,296

		8,148,721

Insurance — 4.4%
6,382	Assurant, Inc.	227,327
112,356	Berkshire Hathaway, Inc. Class B*	8,333,445
10,447	Everest Re Group Ltd.	857,908
64,881	Loews Corp.	2,586,805
40,469	MetLife, Inc.	1,667,727
12,860	The Travelers Cos., Inc.	708,972
237,567	Unum Group	5,794,259

		20,176,443

Internet & Catalog Retail* — 1.2%
22,146	Amazon.com, Inc.	4,927,928
1,125	Netflix, Inc.	299,239

		5,227,167

Internet Software & Services — 1.7%
1	AOL, Inc.*	17
11,095	Google, Inc. Class A*	6,697,941
28,850	VeriSign, Inc.	900,408

		7,598,366

IT Services — 2.5%
172,494	Accenture PLC Class A	10,201,295
7,304	Amdocs Ltd.*	230,295
18,242	Teradata Corp.*	1,002,581

		11,434,171

Machinery — 2.1%
9,850	Cummins, Inc.	1,033,068
2,341	Dover Corp.	141,560
32,153	Eaton Corp.	1,541,737
8,159	Illinois Tool Works, Inc.	406,318
46,160	Oshkosh Corp.*	1,145,691
9,936	Parker Hannifin Corp.	785,143
62,975	The Toro Co.	3,389,944
20,319	Timken Co.	887,331

		9,330,792

Media — 3.9%
8,210	Cablevision Systems Corp. Class A	199,996
24,762	Comcast Corp. Class A	594,783
127,986	Comcast Corp. Special Class A	2,987,193
37,803	DIRECTV Class A*	1,915,856
198,539	DISH Network Corp. Class A*	5,882,711
76,879	News Corp. Class A	1,231,602
134,791	Time Warner, Inc.	4,739,251

		17,551,392

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Metals & Mining — 1.2%
34,462	Freeport-McMoRan Copper & Gold, Inc.	$1,825,107
43,454	Newmont Mining Corp.	2,416,477
24,974	Southern Copper Corp.	853,112
17,244	Titanium Metals Corp.	306,771

		5,401,467

Multi-Utilities — 1.2%
6,613	Dominion Resources, Inc.	320,400
45,459	Integrys Energy Group, Inc.	2,282,496
13,402	NiSource, Inc.	269,782
54,546	Sempra Energy	2,764,937

		5,637,615

Multiline Retail — 0.2%
4,992	Macy’s, Inc.	144,119
17,797	Target Corp.	916,368

		1,060,487

Oil, Gas & Consumable Fuels — 12.4%
100,816	Chevron Corp.	10,486,880
9,070	Cimarex Energy Co.	799,248
187,385	ConocoPhillips	13,489,846
16,239	Devon Energy Corp.	1,278,009
210,454	Exxon Mobil Corp.	16,792,125
16,073	Hess Corp.	1,101,965
8,240	Marathon Oil Corp.	255,193
4,120	Marathon Petroleum Corp.*	180,415
10,836	Murphy Oil Corp.	695,888
22,802	Sunoco, Inc.	926,901
94,626	Tesoro Corp.*	2,298,466
331,893	Valero Energy Corp.	8,337,152

		56,642,088

Paper & Forest Products — 0.1%
7,069	Domtar Corp.	565,167

Personal Products — 0.2%
14,198	Herbalife Ltd.	791,113

Pharmaceuticals — 6.1%
410,028	Eli Lilly & Co.	15,704,072
34,258	Merck & Co., Inc.	1,169,226
572,336	Pfizer, Inc.	11,011,745

		27,885,043

Professional Services — 0.1%
11,760	Manpower, Inc.	594,115

Real Estate Investment Trusts — 3.7%
7,311	AvalonBay Communities, Inc.	981,063
95,469	Rayonier, Inc.	6,152,977
80,468	Simon Property Group, Inc.	9,697,199

		16,831,239

Road & Rail — 0.2%
7,259	Norfolk Southern Corp.	549,506
3,434	Union Pacific Corp.	351,917

		901,423

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — 2.6%
420,712	Intel Corp.	$9,394,499
3,643	Lam Research Corp.*	148,926
71,332	Marvell Technology Group Ltd.*	1,057,140
33,431	Texas Instruments, Inc.	994,572

		11,595,137

Software — 5.4%
698,827	Microsoft Corp.	19,147,860
181,969	Oracle Corp.	5,564,612

		24,712,472

Specialty Retail — 2.2%
12,149	Advance Auto Parts, Inc.	667,831
21,604	AutoNation, Inc.*(b)	812,526
14,737	Dick’s Sporting Goods, Inc.*	545,269
17,104	Foot Locker, Inc.	371,670
148,079	Limited Brands, Inc.	5,606,271
23,481	Ross Stores, Inc.	1,779,155

		9,782,722

Textiles, Apparel & Luxury Goods* — 0.6%
16,870	Fossil, Inc.	2,120,053
7,502	Lululemon Athletica, Inc.	454,171

		2,574,224

Thrifts & Mortgage Finance — 0.1%
26,783	Hudson City Bancorp, Inc.	220,960

Tobacco — 4.6%
149,179	Lorillard, Inc.	15,845,794
68,113	Philip Morris International, Inc.	4,847,602
4,370	Reynolds American, Inc.	153,824

		20,847,220

Trading Companies & Distributors — 0.3%
8,058	MSC Industrial Direct Co., Inc. Class A	497,823
5,466	W.W. Grainger, Inc.	810,991

		1,308,814

Wireless Telecommunication Services* — 0.5%
513,562	Sprint Nextel Corp.	2,172,367

TOTAL COMMON STOCKS		$445,394,954

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(c) — 2.4%
Repurchase Agreement — 2.4%
Joint Repurchase Agreement Account II
$11,000,000	0.211%	08/01/11	$11,000,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$456,394,954

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) — 0.2%
Financial Square Money Market Fund
770,000	0.110%	$770,000

TOTAL INVESTMENTS — 100.4%		$457,164,954

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(1,640,369)

NET ASSETS — 100.0%		$455,524,585

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b) All or a portion of security is on loan.

(c) Joint repurchase agreement was entered into on July 29, 2011. Additional information appears in the Notes to the Schedule of Investments section.

(d) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2011.

(e) Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

S&P Mini 500 Index	116	September 2011	$7,472,720	$128,557

TAX INFORMATION — At July 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$377,764,733

Gross unrealized gain	91,349,237
Gross unrealized loss	(11,949,016)

Net unrealized security gain	$79,400,221

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) of the investment company on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     The following is a summary of the Funds’ investments and derivatives categorized in the fair value hierarchy as of July 31, 2011:
BALANCED

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$70,203,467	$—	$—
Fixed Income
Corporate Obligations	—	13,424,647	—
Mortgage-Backed Obligations	—	19,625,518	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	3,166,548	934,631	—
Asset-Backed Securities	—	6,851,930	—
Foreign Debt Obligations	—	857,529	—
Government Guarantee Obligations	—	203,098	—
Municipal Debt Obligations	—	936,525	—
Structured Notes	—	381,914	—
Short-term Investments	—	9,000,000	—
Securities Lending Reinvestment Vehicle	340,750	—	—

Total	$73,710,765	$52,215,792	$—

Liabilities
Fixed Income
Mortgage-Backed Obligation—Forward Sales Contracts	$—	$(1,956,250)	$—

Derivatives Type	Level 1	Level 2	Level 3

Assets
Options Purchased	$—	$510,141	$—
Forward Foreign Currency Exchange Contracts*	—	985	—
Futures Contracts*	214,122	—	—
Interest Rate Swap Contracts	—	66,600	—
Credit Default Swap Contracts	—	46,157	—

Total	$214,122	$623,883	$—

Liabilities
Forward Foreign Currency Exchange Contracts*	$—	$(6,963)	$—
Futures Contracts*	(162,775)	—	—
Interest Rate Swap Contracts	—	(189,353)	—
Credit Default Swap Contracts	—	(61,062)	—
Interest Rate Swaption Contracts	—	(289,896)	—

Total	$(162,775)	$(547,274)	$—

STRUCTURED LARGE CAP GROWTH

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$552,334,007	$—	$—
Short-term Investments	—	12,300,000	—
Securities Lending Reinvestment Vehicle	4,935,700	—	—

Total	$557,269,707	$12,300,000	$—

Derivatives Type	Level 1	Level 2	Level 3

Liabilities
Futures Contracts*	$(22,112)	$—	$—

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
STRUCTURED LARGE CAP VALUE

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$553,027,722	$—	$—
Short-term Investments	—	9,500,000	—
Securities Lending Reinvestment Vehicle	4,031,500	—	—

Total	$557,059,222	$9,500,000	$—

Derivatives Type	Level 1	Level 2	Level 3

Liabilities
Futures Contracts*	$(31,940)	$—	$—

STRUCTURED SMALL CAP EQUITY
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$241,338,884	$—	$—
Short-term Investments	—	5,000,000	—
Securities Lending Reinvestment Vehicle	9,841,025	—	—

Total	$251,179,909	$5,000,000	$—

Derivatives Type	Level 1	Level 2	Level 3

Assets
Futures Contracts*	$138	$—	$—

STRUCTURED SMALL CAP GROWTH
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$46,079,358	$—	$—
Short-term Investments	—	1,000,000	—
Securities Lending Reinvestment Vehicle	1,029,350	—	—

Total	$47,108,708	$1,000,000	$—

Derivatives Type	Level 1	Level 2	Level 3

Liabilities
Futures Contracts*	$(8,102)	$—	$—

STRUCTURED SMALL CAP VALUE
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$138,236,732	$—	$—
Investment Company	127,632	—	—
Short-term Investments	—	3,200,000	—
Securities Lending Reinvestment Vehicle	5,208,550	—	—

Total	$143,572,914	$3,200,000	$—

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRUCTURED SMALL CAP VALUE (continued)
Derivatives Type	Level 1	Level 2	Level 3

Liabilities
Futures Contracts*	$(34,648)	$—	$—

STRUCTURED U.S. EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$445,394,954	$—	$—
Short-term Investments	—	11,000,000	—
Securities Lending Reinvestment Vehicle	770,000	—	—

Total	$446,164,954	$11,000,000	$—

Derivatives Type	Level 1	Level 2	Level 3

Assets
Futures Contracts*	$128,557	$—	$—

* Amount shown represents unrealized gain (loss) at period end.
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to options, futures, swaps, swaptions and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     During the period ended July 31, 2011, the Funds entered into certain derivative contract types. These instruments were used to meet the Funds’ investment objectives and to obtain and/or manage exposure related to the risks below. The following tables set forth, by certain risk types, the gross value of these derivative contracts for trading activities as of July 31, 2011. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.
Balanced Fund

Risk		Assets	Liabilities

Interest Rate		$790,863	$(602,105	)(a)

Credit		46,157	(61,062	)(a)

Equity		—	(39,919)

Currency		985	(6,963)

Total		$838,005	$(710,049)

Risk	Fund	Assets	Liabilities

Equity	Structured Large Cap Growth	$—	$(22,112)

Equity	Structured Large Cap Value	—	(31,940)

Equity	Structured Small Cap Equity	138	—

Equity	Structured Small Cap Growth	—	(8,102)

Equity	Structured Small Cap Value	—	(34,648)

Equity	Structured U.S. Equity	128,557	—

(a) Aggregate amount includes $250,415 which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statements of Operations, however, the effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net realized gain (loss) on foreign currency related transactions. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included as an increase or decrease to net change in unrealized gain (loss) on translation of assets and liabilities denominated in foreign currencies.
Forward Foreign Currency Exchange Contracts — All forward foreign currency exchange contracts are marked to market daily at the applicable forward rate. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Funds on a daily basis and realized gains or losses are recorded on the settlement date of a contract.
     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Futures Contracts — Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Options — When the Funds write call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current market value of the option written. Swaptions are options on interest rate swap contracts. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. When a written option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss on the underlying future, swap, security or currency transaction, and the liability related to such option is extinguished. When a written call option is exercised, the Funds realize a gain or loss from the sale of the underlying future, swap, security or currency transaction, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the future, swap, security or currency transaction that the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under written option contracts.
     Upon the purchase of a call option or a put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. Certain options may be purchased with premiums to be determined on a future date.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
The premiums for these options are based upon implied voluntary parameters at specified terms. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds enter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the Funds will realize a gain or loss from the sale of the underlying future, swap, security or currency transaction, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the future, swap, security or currency transaction which the Funds purchase upon exercise will be increased by the premium originally paid. Purchased over the counter options are subject to the risk that the counterparty may default on its obligations, which could result in a loss to the Funds.
Swap Contracts — Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds, are recorded as an asset and/or liability, and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations.
     Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, GSAM considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Funds may pay or receive cash as collateral on these contracts which is recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
     The Balanced Fund may invest in the following types of swaps:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
     As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.
     The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.
Mortgage-Backed and Asset-Backed Securities — The Balanced Fund may invest in mortgage-backed and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, real estate mortgage investment conduit pass-through or participation certificates and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.
     The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage-backed or asset-backed securities may expose a Fund to the risk

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage-backed and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all of the principal payments (the principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security through maturity. These adjustments are included in interest income. Payments received for PO’s are treated as a proportionate reduction to the cost basis of the securities and excess amounts are recorded as gains.
Mortgage Dollar Rolls — The Balanced Fund may enter into mortgage dollar rolls (“dollar rolls”) in which the Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund treats dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Fund will not be entitled to accrue interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of the securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of proceeds from the transaction may be restricted pending a determination by, or with respect to, the other counterparty.
Repurchase Agreements — The Funds may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2011, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of August 1, 2011, as follows:

			Collateral
	Principal	Maturity	Value
Fund	Amount	Value	Allocation

Balanced	$9,000,000	$9,000,158	$9,189,900

Structured Large Cap Growth	12,300,000	12,300,216	12,559,530

Structured Large Cap Value	9,500,000	9,500,167	9,700,450

Structured Small Cap Equity	5,000,000	5,000,088	5,105,500

Structured Small Cap Growth	1,000,000	1,000,018	1,021,100

Structured Small Cap Value	3,200,000	3,200,056	3,267,520

Structured U.S. Equity	11,000,000	11,000,194	11,232,100

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
REPURCHASE AGREEMENTS — At July 31, 2011, the Principal Amounts of the Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

			Structured	Structured	Structured	Structured	Structured
			Large	Large	Small	Small	Small	Structured
	Interest		Cap	Cap	Cap	Cap	Cap	U.S.
Counterparty	Rate	Balanced	Growth	Value	Equity	Growth	Value	Equity

BNP Paribas Securities Co.	0.210%	$5,166,043	$7,060,260	$5,453,045	$2,870,024	$574,004	$1,836,816	$6,314,053

JPMorgan Securities	0.200	989,664	1,352,540	1,044,645	549,813	109,963	351,880	1,209,589

UBS Securities LLC	0.150	112,822	154,190	119,090	62,679	12,536	40,114	137,893

Wells Fargo Securities LLC	0.220	2,731,471	3,733,010	2,883,220	1,517,484	303,497	971,190	3,338,465

TOTAL		$9,000,000	$12,300,000	$9,500,000	$5,000,000	$1,000,000	$3,200,000	$11,000,000

At July 31, 2011, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Home Loan Mortgage Corp.	3.500 to 6.000%	05/01/18 to 07/01/41

Federal National Mortgage Association	3.000 to 7.500	01/01/13 to 02/01/48

Government National Mortgage Association	3.500 to 5.000	01/15/20 to 07/20/41

U.S. Treasury Note	1.750	05/31/16

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.
     Effective December 29, 2010, the Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), a separate series of the Trust. The Money Market Fund, deemed an affiliate of the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”) as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund. Prior to December 29, 2010, the Funds invested the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio II of Boston Global Investment Trust (“Enhanced Portfolio II”), a Delaware statutory trust. The Enhanced Portfolio II, deemed an affiliate of the Trust, was exempt from registration under Section 3(c)(7) of the Act and managed by GSAM, for which GSAM may have received an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio II. The Enhanced Portfolio II invested primarily in short-term investments, but was not a “money market fund” subject to the requirements of Rule 2a-7 of the Act.
     Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.
Structured Notes — The Balanced Fund may invest in structured notes, the values of which are based on the price movements of a reference security or index. Fluctuations in value are recorded as unrealized gain or loss. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. On the termination date, the Fund will receive a payment from the issuer based on the value of the referenced security (notional amount multiplied by price of the referenced security) and record a realized gain or loss. Structured notes are subject to various risks including credit, issuer and interest rate risks.
Treasury Inflation Protected Securities — The Funds may invest in treasury inflation protected securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Funds’ distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities, including TBA (“To Be Announced”) securities that have been authorized, but not yet issued in the market. When-issued securities are purchased in order to secure

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended delivery basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must “set aside” liquid assets, or engage in other appropriate measures to “cover” their obligations under these contracts.
Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.
Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	September 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	September 28, 2011

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	September 28, 2011

* Print the name and title of each signing officer under his or her signature.